Vanguard® Core Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (48.0%)
U.S. Government Securities (24.1%)
	United States Treasury Note/Bond	4.375%	7/31/26	24,665	24,763
	United States Treasury Note/Bond	3.750%	8/31/26	42,785	42,681
	United States Treasury Note/Bond	1.625%	9/30/26	10,019	9,742
	United States Treasury Note/Bond	3.500%	9/30/26	23,079	22,961
	United States Treasury Note/Bond	4.125%	10/31/26	6,100	6,117
	United States Treasury Note/Bond	4.125%	1/31/27	13,420	13,482
	United States Treasury Note/Bond	4.250%	1/15/28	1,892	1,917
	United States Treasury Note/Bond	4.250%	2/15/28	2,274	2,305
	United States Treasury Note/Bond	3.875%	3/15/28	4,379	4,400
	United States Treasury Note/Bond	3.750%	4/15/28	6,586	6,595
	United States Treasury Note/Bond	3.500%	4/30/28	11,885	11,820
	United States Treasury Note/Bond	1.250%	5/31/28	2,049	1,911
[1]	United States Treasury Note/Bond	1.000%	7/31/28	28,698	26,456
	United States Treasury Note/Bond	4.125%	7/31/28	2,000	2,024
	United States Treasury Note/Bond	1.125%	8/31/28	21,070	19,455
	United States Treasury Note/Bond	4.625%	9/30/28	5,563	5,718
	United States Treasury Note/Bond	1.375%	10/31/28	3,000	2,781
	United States Treasury Note/Bond	3.750%	12/31/28	8,699	8,707
	United States Treasury Note/Bond	1.750%	1/31/29	13,000	12,144
	United States Treasury Note/Bond	4.000%	1/31/29	13,185	13,304
	United States Treasury Note/Bond	1.875%	2/28/29	23,000	21,555
	United States Treasury Note/Bond	2.375%	5/15/29	1,864	1,773
	United States Treasury Note/Bond	2.750%	5/31/29	4,600	4,436
	United States Treasury Note/Bond	2.625%	7/31/29	3,939	3,773
	United States Treasury Note/Bond	4.000%	7/31/29	4,886	4,932
	United States Treasury Note/Bond	1.625%	8/15/29	4,000	3,683
	United States Treasury Note/Bond	4.250%	1/31/30	9,184	9,367
	United States Treasury Note/Bond	3.750%	6/30/30	6,700	6,683
	United States Treasury Note/Bond	4.000%	7/31/30	1,113	1,123
	United States Treasury Note/Bond	4.875%	10/31/30	11,400	11,966
	United States Treasury Note/Bond	4.375%	11/30/30	21,232	21,781
	United States Treasury Note/Bond	1.625%	5/15/31	10,550	9,304
	United States Treasury Note/Bond	4.625%	5/31/31	5,205	5,405
	United States Treasury Note/Bond	4.125%	7/31/31	17,956	18,164
[2,3]	United States Treasury Note/Bond	1.250%	8/15/31	23,187	19,833
	United States Treasury Note/Bond	3.750%	8/31/31	17,500	17,336
	United States Treasury Note/Bond	3.625%	9/30/31	20,300	19,962
	United States Treasury Note/Bond	4.125%	10/31/31	4,645	4,693
	United States Treasury Note/Bond	1.375%	11/15/31	28,232	24,155
	United States Treasury Note/Bond	4.375%	1/31/32	4,532	4,640
	United States Treasury Note/Bond	2.875%	5/15/32	17,357	16,196
	United States Treasury Note/Bond	2.750%	8/15/32	16,600	15,313
	United States Treasury Note/Bond	3.375%	5/15/33	2,990	2,851
	United States Treasury Note/Bond	4.000%	2/15/34	855	846
[4]	United States Treasury Note/Bond	4.375%	11/15/39	9,800	9,601
[4]	United States Treasury Note/Bond	1.125%	5/15/40	10,539	6,544
	United States Treasury Note/Bond	1.125%	8/15/40	9,424	5,790
	United States Treasury Note/Bond	4.250%	11/15/40	4,500	4,312
	United States Treasury Note/Bond	1.875%	2/15/41	8,000	5,498
	United States Treasury Note/Bond	4.750%	2/15/41	8,239	8,340
	United States Treasury Note/Bond	2.000%	11/15/41	8,400	5,773
	United States Treasury Note/Bond	3.125%	11/15/41	5,353	4,386
[4]	United States Treasury Note/Bond	3.125%	2/15/42	7,211	5,884
	United States Treasury Note/Bond	3.000%	5/15/42	992	792
	United States Treasury Note/Bond	3.250%	5/15/42	5,652	4,673
	United States Treasury Note/Bond	3.375%	8/15/42	666	559
	United States Treasury Note/Bond	2.750%	11/15/42	2,363	1,799
	United States Treasury Note/Bond	3.875%	2/15/43	7,000	6,264
	United States Treasury Note/Bond	2.875%	5/15/43	1,644	1,266
	United States Treasury Note/Bond	3.875%	5/15/43	3,388	3,026
[4]	United States Treasury Note/Bond	3.625%	8/15/43	4,700	4,040
	United States Treasury Note/Bond	4.375%	8/15/43	6,093	5,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.750%	11/15/43	9,760	9,748
	United States Treasury Note/Bond	4.500%	2/15/44	10,700	10,339
	United States Treasury Note/Bond	3.375%	5/15/44	1,000	822
	United States Treasury Note/Bond	4.625%	5/15/44	3,260	3,197
	United States Treasury Note/Bond	3.125%	8/15/44	2,104	1,658
	United States Treasury Note/Bond	4.125%	8/15/44	3,189	2,922
	United States Treasury Note/Bond	3.000%	11/15/44	2,376	1,829
	United States Treasury Note/Bond	4.625%	11/15/44	8,439	8,262
[4]	United States Treasury Note/Bond	2.500%	2/15/45	7,000	4,926
	United States Treasury Note/Bond	4.750%	2/15/45	11,600	11,541
	United States Treasury Note/Bond	3.000%	11/15/45	1,000	762
	United States Treasury Note/Bond	2.500%	2/15/46	9,900	6,859
	United States Treasury Note/Bond	2.500%	5/15/46	10,300	7,111
	United States Treasury Note/Bond	2.250%	8/15/46	12,700	8,318
	United States Treasury Note/Bond	2.750%	11/15/47	100	71
	United States Treasury Note/Bond	3.000%	2/15/48	3,686	2,738
[4]	United States Treasury Note/Bond	3.125%	5/15/48	4,000	3,034
	United States Treasury Note/Bond	3.000%	8/15/48	3,500	2,588
[4]	United States Treasury Note/Bond	3.375%	11/15/48	7,100	5,615
	United States Treasury Note/Bond	3.000%	2/15/49	2,770	2,041
	United States Treasury Note/Bond	2.250%	8/15/49	7,000	4,390
	United States Treasury Note/Bond	2.000%	2/15/50	15,200	8,926
[4]	United States Treasury Note/Bond	1.250%	5/15/50	15,844	7,611
	United States Treasury Note/Bond	1.375%	8/15/50	11,966	5,898
	United States Treasury Note/Bond	1.625%	11/15/50	6,721	3,540
	United States Treasury Note/Bond	1.875%	2/15/51	8,270	4,645
[1]	United States Treasury Note/Bond	2.375%	5/15/51	15,055	9,546
	United States Treasury Note/Bond	2.000%	8/15/51	13,600	7,841
	United States Treasury Note/Bond	3.000%	8/15/52	5,273	3,807
	United States Treasury Note/Bond	4.000%	11/15/52	5,325	4,658
	United States Treasury Note/Bond	3.625%	2/15/53	4,542	3,708
	United States Treasury Note/Bond	3.625%	5/15/53	8,359	6,818
	United States Treasury Note/Bond	4.750%	11/15/53	13,566	13,442
	United States Treasury Note/Bond	4.625%	5/15/54	1,200	1,166
					753,786
Agency Bonds and Notes (0.6%)
	Tennessee Valley Authority	4.875%	5/15/35	18,800	19,251
Conventional Mortgage-Backed Securities (20.8%)
[5,6]	Freddie Mac Gold Pool	3.000%	12/1/46	3,618	3,220
[5]	Ginnie Mae II Pool	2.000%	1/20/51–12/20/51	19,102	15,576
[5]	Ginnie Mae II Pool	2.500%	1/20/51–3/20/52	18,477	15,716
[5,7]	Ginnie Mae II Pool	3.000%	3/20/50–7/15/55	20,425	18,074
[5,7]	Ginnie Mae II Pool	3.500%	5/20/46–7/15/55	16,104	14,744
[5]	Ginnie Mae II Pool	4.000%	9/20/47–3/20/54	11,325	10,615
[5,7]	Ginnie Mae II Pool	4.500%	9/20/52–7/15/55	15,237	14,703
[5,7]	Ginnie Mae II Pool	5.000%	10/20/52–7/15/55	19,276	19,018
[5,7]	Ginnie Mae II Pool	5.500%	12/20/52–7/15/55	22,329	22,500
[5,7]	Ginnie Mae II Pool	6.000%	3/20/53–7/15/55	13,671	13,965
[5,7]	Ginnie Mae II Pool	6.500%	9/20/53–7/15/55	5,839	6,040
[5]	Ginnie Mae II Pool	7.000%	3/20/55–4/20/55	498	515
[5,6]	UMBS Pool	1.500%	7/1/36–1/1/51	22,445	18,041
[5,6,7]	UMBS Pool	2.000%	5/1/36–7/25/55	111,394	91,048
[5,6,7]	UMBS Pool	2.500%	9/1/36–7/25/55	75,446	64,143
[5,6,7]	UMBS Pool	3.000%	3/1/37–7/25/55	64,723	57,398
[5,6,7]	UMBS Pool	3.500%	6/1/38–7/25/55	33,945	30,877
[5,6]	UMBS Pool	4.000%	12/1/39–8/1/52	30,151	28,427
[5,6]	UMBS Pool	4.500%	2/1/40–3/1/54	24,869	23,999
[5,6,7]	UMBS Pool	5.000%	7/25/40–3/1/55	95,884	95,837
[5,6,7]	UMBS Pool	5.500%	4/1/40–7/25/55	43,717	44,002
[5,6,7]	UMBS Pool	6.000%	9/1/39–7/25/55	15,930	16,494
[5,6,7]	UMBS Pool	6.500%	9/1/53–7/25/55	20,823	21,630
[5,6]	UMBS Pool	7.000%	3/1/55–4/1/55	3,049	3,206
					649,788
Nonconventional Mortgage-Backed Securities (2.5%)
[5,6]	Fannie Mae REMICS	1.750%	9/25/49	5,545	4,710
[5,6]	Fannie Mae REMICS	3.000%	2/25/43–3/25/47	19,744	17,687
[5,6]	Fannie Mae REMICS	3.500%	2/25/43–5/25/47	2,230	2,022
[5,6]	Fannie Mae REMICS	4.000%	8/25/43–9/25/44	6,886	6,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Fannie Mae REMICS	4.500%	8/25/49	806	793
[5,6]	Freddie Mac REMICS	1.500%	6/25/49	5,180	4,141
[5,6]	Freddie Mac REMICS	2.500%	11/25/40–2/25/41	3,600	3,090
[5,6]	Freddie Mac REMICS	3.000%	10/15/42–4/15/46	33,318	30,051
[5,6]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	1,447	1,315
[5,6]	Freddie Mac REMICS	4.000%	7/15/44–6/25/52	5,414	5,065
[5]	Ginnie Mae REMICS	3.000%	11/20/46–2/20/48	2,093	1,875
					77,329
Total U.S. Government and Agency Obligations (Cost $1,496,906)					1,500,154
Asset-Backed/Commercial Mortgage-Backed Securities (9.4%)
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	228	231
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	186	187
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/32	208	209
[5,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	101
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	230	234
[5,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	340	334
[5,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	220	213
[5,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	750	716
[5,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	100	102
[5,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	360	359
[5,8]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/34	280	283
[5,8]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/30	280	283
[5,8]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/30	380	385
[5,8]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/30	200	203
[5,8]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/32	310	314
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	102
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	475	496
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	770	778
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/29	150	152
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/29	120	121
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/31	1,080	1,099
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/31	250	255
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/31	120	123
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	50	48
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	700	698
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	335	328
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	330	308
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	140	121
[5]	BANK Series 2022-BNK40	3.504%	3/15/64	1,225	1,125
[5]	BANK Series 2022-BNK40	3.504%	3/15/64	500	480
[5]	BANK Series 2022-BNK40	3.504%	3/15/64	60	54
[5]	BANK Series 2022-BNK41	3.916%	4/15/65	190	178
[5]	BANK Series 2024-5YR7	5.769%	6/15/57	1,190	1,237
[5]	BANK Series 2024-5YR9	5.614%	8/15/57	390	404
[5]	BANK Series 2024-BNK47	5.716%	6/15/57	510	536
[5]	BANK Series 2024-BNK48	5.053%	10/15/57	1,620	1,628
[5]	BANK Series 2024-BNK48	5.355%	10/15/57	310	311
[5]	BANK Series 2025-BNK49	5.623%	3/15/58	1,850	1,933
[5]	BANK Series 2025-BNK49	6.025%	3/15/58	550	578
[5]	BANK Series 2025-BNK50	5.875%	5/15/68	260	273
[5,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	100	102
[5,8]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/31	170	171
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	440	424
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	110	103
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	2,000	1,963
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	70	61
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	120	104
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	500	481
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	200	197
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	1,500	1,566
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	435	455
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	2,330	2,376
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	350	362
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	250	264
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	170	175
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	950	984
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	550	566
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	1,150	1,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	1,000	894
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	315	308
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	219
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	500	520
[5]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	300	316
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	270	276
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	241
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	75	80
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	1,040	1,079
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	500	521
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	120	125
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	690	724
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	420	432
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	190	195
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	1,340	1,401
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	360	375
[5,8]	BSTN Commercial Mortgage Trust Series 2025-1C	5.548%	6/15/44	450	460
[5,8]	BX Trust Series 2019-OC11	3.202%	12/9/41	270	252
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	1,170	1,177
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	100	101
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.654%	10/16/28	80	80
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	110	112
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	80	82
[5]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	750	755
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	150	152
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	50	51
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	50	50
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	40	41
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	1,060	1,074
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	230	234
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	100	102
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	80	82
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/30	220	223
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/31	130	133
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	500	506
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	150	146
[5,8]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/33	250	251
[5,8]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/33	250	251
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	125	127
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	125	128
[5,8]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	50	52
[5,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	450	458
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	290	296
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	230	235
[5,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	150	149
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	810	792
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	220	216
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,010	1,881
[5,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	3,168	3,228
[5,8]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	7,171	7,258
[5,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	185	187
[5,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	220	221
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	100	93
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.305%	5/25/44	280	280
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.305%	7/25/44	95	95
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.455%	9/25/44	515	516
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.256%	1/25/45	244	243
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	462	463
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.755%	3/25/45	575	578
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	603	603
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	500	465
[5,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	401	393
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	2,200	1,933
[5,8]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	100	101
[5,8]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/30	100	101
[5,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	101
[5,8]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/31	100	101
[5,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	370	376
[5,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	160	164
[5,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	499	476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	100	101
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	200	200
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	210	210
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	310	310
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/32	2,520	2,548
[5,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	330	332
[5,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	310	314
[5,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	200	203
[5,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	280	286
[5,8]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/29	680	683
[5,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/31	720	725
[5,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	140	141
[5,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	190	192
[5,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	260	263
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	180	184
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	240	242
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	120	121
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	390	390
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	355	360
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	125	127
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	125	127
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	170	173
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	400	400
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	1,350	1,364
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	170	172
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	120	122
[5,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	830	845
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	840	849
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	470	472
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	160	165
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	125	129
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	1,390	1,392
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	330	329
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	1,620	1,622
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	140	139
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	4,190	4,236
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	490	493
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.655%	2/25/44	1,144	1,150
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.555%	5/25/44	90	90
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.355%	10/25/44	318	318
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.555%	8/25/44	367	368
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.255%	1/25/45	93	93
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.405%	5/25/45	549	549
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	561	560
[5,8]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	1,647	1,664
[5,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	970	974
[5,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	3,007	3,029
[5,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	12,385	12,494
[5,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	7,589	7,688
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	250	252
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	125	126
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	330	329
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	460	463
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/29	360	363
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/29	430	433
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	125	127
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	510	513
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	70	71
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	50	51
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/31	110	111
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/32	390	392
[5,8]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	125	128
[5,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	130	131
[5,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	950	955
[5,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	280	285
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	105	108
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	125	128
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	830	833
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	130	131
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	230	231
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	360	363
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	260	261
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	320	321
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	209
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	1,140	1,028
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/53	120	107
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/33	410	418
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	101
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	1,250	1,253
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	140	141
[5,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/45	750	770
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	135	136
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	1,000	1,015
[5,8]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.649%	1/13/40	1,380	1,423
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	243	245
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	1,067	1,071
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	125	127
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	170	171
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	990	997
[5,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	260	263
[5,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	120	121
[5,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/29	540	546
[5]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	360	363
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	150	153
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	440	443
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	40	40
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	120	121
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	220	221
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	610	612
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/30	360	363
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/32	480	484
[5,8]	IRV Trust Series 2025-200P	5.471%	3/14/47	2,110	2,133
[5,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	848	861
[5,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	2,400	2,042
[5,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	2,322	1,978
[5,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	620	633
[5,8]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/30	230	232
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	70	71
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	50	51
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	30	31
[5,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	30	31
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	140	141
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	150	151
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	130	131
[5,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	80	80
[5,8]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/29	790	795
[5,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	340	344
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	370	377
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	270	274
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	550	557
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	125	128
[5,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	390	395
[5,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	280	285
[5,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/29	630	638
[5,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/32	240	243
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	225	223
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	1,050	1,026
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	550	513
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	9,361	8,575
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	744	760
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	1,023	1,018
[5,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	630	633
[5,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	125	126
[5,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	1,490	1,500
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	360	365
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	100	101
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	300	304
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	310	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	100	101
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/31	270	273
[5,8]	OBX Trust Series 2023-INV1	3.000%	1/25/52	2,589	2,196
[5,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	3,150	3,167
[5,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	440	443
[5,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	265	268
[5,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	510	519
[5,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	1,280	1,296
[5,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	1,630	1,636
[5,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	277	279
[5,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	1,132	1,141
[5,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	6,026	6,072
[5,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	2,490	2,523
[5,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	3,760	3,793
[5,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	1,904	1,929
[5,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/56	1,218	1,221
[5,8]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	4,496	4,553
[5,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	6,173	6,143
[5,8]	PMT Loan Trust Series 2025-INV5	6.000%	5/25/56	21,471	21,744
[5,8]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/56	8,000	8,100
[5,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	250	252
[5,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	99	95
[5,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	125	118
[5,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	210	198
[5,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	540	508
[5,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	870	824
[5,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	90	85
[5,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	590	555
[5,7,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	820	771
[5,7,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	330	304
[5,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	2,211	2,259
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	185	187
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	250
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	75	76
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	125	129
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	170	173
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	180	184
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	190	195
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	170	171
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	520	520
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	270	271
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	1,820	1,827
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	2,290	2,310
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	200	203
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	6,415	6,524
[5,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	240	243
[5,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	90	92
[5,8]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/31	190	190
[5,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	50	51
[5,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	88	89
[5,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	32	32
[5,8]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/32	1,080	1,082
[5,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/32	140	140
[5,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/32	120	120
[5,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	701	706
[5,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	250	253
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	125	128
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	100	101
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	125	128
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	470	475
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	180	181
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	1,300	1,309
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	260	265
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	80	82
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	480	486
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	230	232
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/33	920	924
[5,8]	SLG Office Trust Series 2021-OVA	2.585%	7/15/41	340	298
[5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/28	1,160	1,165
[5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/29	320	322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/29	300	301
[5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/29	500	502
[5,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	448	455
[5,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	239	245
[5]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	3,550	3,583
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/31	1,520	1,543
[5,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	278	282
[5,8]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	830	831
[5,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	1,500	1,519
[5,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	180	185
[5,8]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/38	3,290	3,334
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	185	188
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	660	663
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	140	141
[5,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	460	465
[5,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	260	264
[5,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	349	344
[5,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	140	138
[5,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	116	117
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,000	980
[5,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	1,314	1,312
[5,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	80	81
[5,8]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/30	190	192
[5,8]	Verizon Master Trust Series 2023-3	4.880%	4/21/31	140	141
[5,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	300	302
[5,8]	Verizon Master Trust Series 2023-6	5.050%	9/22/31	440	442
[5,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	125	128
[5,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	290	297
[5,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	280	285
[5,8]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	130	132
[5]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	1,080	1,081
[5,8]	Verizon Master Trust Series 2024-7	4.600%	8/20/32	370	367
[5]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	430	434
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	180	181
[5]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	100	101
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	163	164
[5,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	1,580	1,619
[5,8]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	160	163
[5,8]	Verizon Master Trust Series 2025-2	5.340%	1/20/33	170	173
[5]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	1,090	1,094
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	380	381
[5,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	1,720	1,747
[5,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	630	636
[5,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	420	423
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/31	200	201
[5,8]	Verizon Master Trust Series 2025-6	5.060%	6/21/33	160	160
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	1,960	1,980
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	130	131
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	720	716
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	496
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	1,670	1,705
[5,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	88	85
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	160	163
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	220	223
[5]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/31	430	436
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	125	127
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $290,952)					293,457
Corporate Bonds (27.8%)
Communications (1.8%)
	Alphabet Inc.	4.500%	5/15/35	840	829
	Alphabet Inc.	5.250%	5/15/55	1,910	1,880
	Alphabet Inc.	5.300%	5/15/65	2,010	1,968
[8]	AMC Networks Inc.	10.250%	1/15/29	8	8
	AMC Networks Inc.	4.250%	2/15/29	45	36
[7,8]	AMC Networks Inc.	10.500%	7/15/32	15	15
	AT&T Inc.	2.300%	6/1/27	400	385
	AT&T Inc.	4.700%	8/15/30	2,885	2,911
	AT&T Inc.	2.750%	6/1/31	500	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	2.250%	2/1/32	990	852
	AT&T Inc.	4.850%	3/1/39	400	378
	AT&T Inc.	4.750%	5/15/46	399	348
	AT&T Inc.	4.500%	3/9/48	696	579
	AT&T Inc.	3.650%	6/1/51	590	418
	AT&T Inc.	3.550%	9/15/55	30	20
	AT&T Inc.	6.050%	8/15/56	7,680	7,846
	AT&T Inc.	3.800%	12/1/57	1,260	882
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	800	643
[10]	Booking Holdings Inc.	4.500%	5/9/46	171	203
[8]	CCO Holdings LLC	4.750%	3/1/30	130	126
	Charter Communications Operating LLC	4.200%	3/15/28	3,150	3,122
	Charter Communications Operating LLC	5.050%	3/30/29	400	404
	Charter Communications Operating LLC	6.100%	6/1/29	3,056	3,200
	Charter Communications Operating LLC	2.300%	2/1/32	1,913	1,613
	Charter Communications Operating LLC	4.400%	4/1/33	528	497
	Charter Communications Operating LLC	6.650%	2/1/34	8	9
	Charter Communications Operating LLC	6.550%	6/1/34	500	533
	Charter Communications Operating LLC	3.500%	6/1/41	500	363
	Charter Communications Operating LLC	3.500%	3/1/42	70	50
	Charter Communications Operating LLC	6.484%	10/23/45	2,374	2,352
	Charter Communications Operating LLC	5.750%	4/1/48	300	273
	Charter Communications Operating LLC	4.800%	3/1/50	1,000	801
	Charter Communications Operating LLC	3.700%	4/1/51	400	267
	Charter Communications Operating LLC	3.900%	6/1/52	750	514
	Charter Communications Operating LLC	4.400%	12/1/61	450	316
	Charter Communications Operating LLC	3.950%	6/30/62	200	129
	Comcast Corp.	3.400%	7/15/46	200	142
	Comcast Corp.	3.969%	11/1/47	800	615
	Comcast Corp.	3.450%	2/1/50	271	186
	Comcast Corp.	2.800%	1/15/51	290	174
	Comcast Corp.	2.937%	11/1/56	1,800	1,057
	Comcast Corp.	2.987%	11/1/63	990	557
[8]	DISH Network Corp.	11.750%	11/15/27	30	31
	Fox Corp.	5.476%	1/25/39	400	391
[8]	Frontier Communications Holdings LLC	8.625%	3/15/31	15	16
[8]	Intelsat Jackson Holdings SA	6.500%	3/15/30	7	7
	Meta Platforms Inc.	4.450%	8/15/52	1,985	1,673
	Meta Platforms Inc.	5.600%	5/15/53	800	800
	Meta Platforms Inc.	5.750%	5/15/63	700	706
[8]	Midcontinent Communications	8.000%	8/15/32	80	85
[8]	Outfront Media Capital LLC	4.625%	3/15/30	7	7
	Paramount Global	2.900%	1/15/27	132	128
	Paramount Global	7.875%	7/30/30	400	444
	Paramount Global	4.200%	5/19/32	2,000	1,826
	Paramount Global	6.875%	4/30/36	90	92
	Paramount Global	5.850%	9/1/43	1,300	1,129
	Paramount Global	4.900%	8/15/44	1,150	887
	Paramount Global	4.600%	1/15/45	75	56
	Rogers Communications Inc.	7.000%	4/15/55	25	26
	Rogers Communications Inc.	7.125%	4/15/55	50	51
	Sprint Capital Corp.	8.750%	3/15/32	50	61
	Time Warner Cable LLC	7.300%	7/1/38	30	33
	Time Warner Cable LLC	5.875%	11/15/40	270	259
	Time Warner Cable LLC	4.500%	9/15/42	130	103
	T-Mobile USA Inc.	5.125%	5/15/32	1,220	1,243
	T-Mobile USA Inc.	5.050%	7/15/33	630	634
	T-Mobile USA Inc.	4.375%	4/15/40	860	761
	T-Mobile USA Inc.	3.300%	2/15/51	400	265
	Uber Technologies Inc.	4.300%	1/15/30	5	5
	Uber Technologies Inc.	5.350%	9/15/54	705	659
[8]	Univision Communications Inc.	8.000%	8/15/28	3	3
[8]	Univision Communications Inc.	8.500%	7/31/31	97	97
	Verizon Communications Inc.	2.100%	3/22/28	300	284
	Verizon Communications Inc.	4.500%	8/10/33	900	874
	Verizon Communications Inc.	4.400%	11/1/34	800	760
	Verizon Communications Inc.	2.650%	11/20/40	455	321
	Verizon Communications Inc.	4.000%	3/22/50	1,100	839
	Verizon Communications Inc.	2.875%	11/20/50	2,160	1,345
	Verizon Communications Inc.	3.875%	3/1/52	750	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	2.987%	10/30/56	901	542
	Verizon Communications Inc.	3.700%	3/22/61	540	372
	Vodafone Group plc	4.875%	6/19/49	527	453
	Vodafone Group plc	5.625%	2/10/53	30	28
	Vodafone Group plc	5.750%	6/28/54	905	868
	Vodafone Group plc	5.125%	6/19/59	100	88
[8]	VZ Secured Financing BV	5.000%	1/15/32	30	27
[5]	Warnermedia Holdings Inc.	3.755%	3/15/27	2	2
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	17	10
					57,802
Consumer Discretionary (0.8%)
[8]	1011778 BC ULC	6.125%	6/15/29	15	15
[8]	1011778 BC ULC	5.625%	9/15/29	10	10
[8]	Allied Universal Holdco LLC	6.875%	6/15/30	40	41
	Amazon.com Inc.	3.250%	5/12/61	235	153
	American Axle & Manufacturing Inc.	5.000%	10/1/29	10	9
[5]	American Honda Finance Corp.	5.050%	7/10/31	1,150	1,165
	AutoZone Inc.	5.100%	7/15/29	1,500	1,539
	AutoZone Inc.	5.400%	7/15/34	500	512
[8]	Belron UK Finance plc	5.750%	10/15/29	10	10
	BorgWarner Inc.	4.950%	8/15/29	95	96
[8]	Builders FirstSource Inc.	6.750%	5/15/35	30	31
[8]	Caesars Entertainment Inc.	8.125%	7/1/27	2	2
[8]	Carnival Corp.	5.750%	3/15/30	110	112
[8]	Carnival Corp.	5.875%	6/15/31	60	61
[8]	Champ Acquisition Corp.	8.375%	12/1/31	5	5
[8]	Churchill Downs Inc.	5.500%	4/1/27	60	60
[8]	Churchill Downs Inc.	5.750%	4/1/30	10	10
[8]	Churchill Downs Inc.	6.750%	5/1/31	30	31
[8]	Clarios Global LP	6.750%	2/15/30	20	21
	Dana Inc.	4.250%	9/1/30	20	20
[8,10]	Flutter Treasury DAC	4.000%	6/4/31	826	973
[8]	Flutter Treasury DAC	5.875%	6/4/31	55	55
	Ford Motor Co.	4.750%	1/15/43	300	231
	Ford Motor Credit Co. LLC	7.350%	11/4/27	410	426
	Ford Motor Credit Co. LLC	2.900%	2/16/28	1,750	1,641
	Ford Motor Credit Co. LLC	6.798%	11/7/28	100	104
	Ford Motor Credit Co. LLC	5.303%	9/6/29	400	393
	Ford Motor Credit Co. LLC	7.350%	3/6/30	300	317
	Ford Motor Credit Co. LLC	7.200%	6/10/30	400	421
	Ford Motor Credit Co. LLC	6.054%	11/5/31	1,105	1,099
[8]	Garda World Security Corp.	8.250%	8/1/32	17	17
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/32	23	24
	General Motors Co.	5.000%	10/1/28	400	404
	General Motors Co.	5.600%	10/15/32	400	406
	General Motors Co.	5.000%	4/1/35	188	177
	General Motors Co.	6.250%	10/2/43	500	490
	General Motors Co.	5.400%	4/1/48	400	348
	General Motors Financial Co. Inc.	1.500%	6/10/26	350	340
	General Motors Financial Co. Inc.	4.350%	1/17/27	90	90
	General Motors Financial Co. Inc.	5.000%	7/15/27	1,935	1,946
	General Motors Financial Co. Inc.	5.350%	7/15/27	635	644
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,370	1,274
	General Motors Financial Co. Inc.	5.800%	1/7/29	780	803
	General Motors Financial Co. Inc.	5.650%	1/17/29	400	409
	General Motors Financial Co. Inc.	5.550%	7/15/29	290	296
	General Motors Financial Co. Inc.	4.900%	10/6/29	800	799
	General Motors Financial Co. Inc.	5.850%	4/6/30	57	59
	General Motors Financial Co. Inc.	3.600%	6/21/30	60	56
	General Motors Financial Co. Inc.	6.400%	1/9/33	1,250	1,316
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	85	87
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	65	62
[8]	HBC US Holdings LLC	11.000%	12/15/29	5	2
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	75	76
	Home Depot Inc.	4.200%	4/1/43	420	358
	Home Depot Inc.	3.625%	4/15/52	450	327
	Hyatt Hotels Corp.	5.500%	6/30/34	420	421
[8]	JH North America Holdings Inc.	5.875%	1/31/31	5	5
[8]	JH North America Holdings Inc.	6.125%	7/31/32	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Lithia Motors Inc.	3.875%	6/1/29	15	14
	Lowe's Cos. Inc.	3.700%	4/15/46	500	372
[8]	MGM China Holdings Ltd.	4.750%	2/1/27	30	30
[8]	MGM China Holdings Ltd.	7.125%	6/26/31	45	47
	MGM Resorts International	6.500%	4/15/32	40	41
[8]	MIWD Holdco II LLC	5.500%	2/1/30	40	38
[8]	NCL Corp. Ltd.	7.750%	2/15/29	25	27
[8]	NCL Corp. Ltd.	6.750%	2/1/32	45	46
	Newell Brands Inc.	6.375%	9/15/27	10	10
[8]	Newell Brands Inc.	8.500%	6/1/28	30	32
	Newell Brands Inc.	6.625%	9/15/29	5	5
	Newell Brands Inc.	6.375%	5/15/30	5	5
	Newell Brands Inc.	6.625%	5/15/32	5	5
	Newell Brands Inc.	7.000%	4/1/46	73	62
[8]	Nissan Motor Co. Ltd.	4.810%	9/17/30	15	14
	Owens Corning	5.700%	6/15/34	295	306
[8]	Phinia Inc.	6.625%	10/15/32	10	10
[8]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	8	8
[8]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	25	25
[8]	Six Flags Entertainment Corp.	6.625%	5/1/32	20	21
[8]	Standard Building Solutions Inc.	6.500%	8/15/32	10	10
[8]	Studio City Finance Ltd.	5.000%	1/15/29	2	2
	Tapestry Inc.	5.100%	3/11/30	330	334
	Toyota Motor Credit Corp.	4.500%	5/14/27	1,970	1,983
[5]	Toyota Motor Credit Corp.	4.600%	10/10/31	320	320
[7,8]	Vail Resorts Inc.	5.625%	7/15/30	45	45
[8]	Vail Resorts Inc.	6.500%	5/15/32	35	36
[8]	Wayfair LLC	7.250%	10/31/29	10	10
	Whirlpool Corp.	6.125%	6/15/30	10	10
	Whirlpool Corp.	6.500%	6/15/33	35	35
[8]	Wynn Macau Ltd.	5.125%	12/15/29	2	2
					24,714
Consumer Staples (1.3%)
[8]	Albertsons Cos. Inc.	6.250%	3/15/33	70	72
	Altria Group Inc.	5.800%	2/14/39	1,600	1,621
	Altria Group Inc.	5.375%	1/31/44	300	283
	Altria Group Inc.	3.875%	9/16/46	8	6
	Altria Group Inc.	3.700%	2/4/51	30	21
[5,10]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	100	109
[5,10]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	200	230
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,130	1,067
	Avery Dennison Corp.	4.875%	12/6/28	353	358
	BAT Capital Corp.	3.557%	8/15/27	800	787
	BAT Capital Corp.	2.259%	3/25/28	110	104
	BAT Capital Corp.	4.906%	4/2/30	500	507
	BAT Capital Corp.	4.742%	3/16/32	400	397
	BAT Capital Corp.	6.421%	8/2/33	895	974
	BAT Capital Corp.	4.390%	8/15/37	760	680
	BAT Capital Corp.	4.540%	8/15/47	520	420
	BAT Capital Corp.	4.758%	9/6/49	140	115
	BAT Capital Corp.	7.081%	8/2/53	1,630	1,816
[5,10]	BAT International Finance plc	4.125%	4/12/32	550	664
[5,10]	British American Tobacco plc	3.000%	Perpetual	500	584
	Conagra Brands Inc.	5.400%	11/1/48	1,090	984
	Constellation Brands Inc.	4.750%	5/9/32	100	99
[8]	Energizer Holdings Inc.	4.375%	3/31/29	30	28
[7,8]	Imperial Brands Finance plc	4.500%	6/30/28	2,080	2,079
[5,10]	Imperial Brands Finance plc	3.875%	2/12/34	300	347
[7,8]	Imperial Brands Finance plc	6.375%	7/1/55	1,040	1,054
	JBS USA Holding Lux Sarl	3.625%	1/15/32	130	119
	JBS USA Holding Lux Sarl	3.000%	5/15/32	20	18
	JBS USA Holding Lux Sarl	6.750%	3/15/34	8	9
	JBS USA Holding Lux Sarl	6.500%	12/1/52	1,510	1,565
[8]	JBS USA LUX Sarl	6.375%	2/25/55	1,850	1,892
[8]	KeHE Distributors LLC	9.000%	2/15/29	50	52
	Keurig Dr Pepper Inc.	4.500%	11/15/45	30	25
	Kraft Heinz Foods Co.	5.000%	6/4/42	400	361
	Kraft Heinz Foods Co.	4.875%	10/1/49	600	515
	Kroger Co.	5.000%	9/15/34	1,735	1,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	3.950%	1/15/50	200	151
	Kroger Co.	5.500%	9/15/54	600	569
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/30	110	105
[8]	Mars Inc.	5.000%	3/1/32	695	704
[8]	Mars Inc.	5.200%	3/1/35	3,783	3,828
[8]	Mars Inc.	5.700%	5/1/55	2,360	2,354
[8]	Mars Inc.	5.800%	5/1/65	1,760	1,759
	Molson Coors Beverage Co.	5.000%	5/1/42	1,100	1,003
	Molson Coors Beverage Co.	4.200%	7/15/46	400	319
[8]	Opal Bidco SAS	6.500%	3/31/32	75	76
[8]	Performance Food Group Inc.	6.125%	9/15/32	5	5
[5,10]	Philip Morris International Inc.	2.750%	6/6/29	700	817
[10]	Philip Morris International Inc.	3.250%	6/6/32	400	463
	Philip Morris International Inc.	5.750%	11/17/32	500	528
	Philip Morris International Inc.	5.250%	2/13/34	230	235
	Philip Morris International Inc.	4.875%	4/30/35	2,420	2,387
[10]	Philip Morris International Inc.	1.450%	8/1/39	200	168
	Philip Morris International Inc.	4.500%	3/20/42	70	62
	Philip Morris International Inc.	4.250%	11/10/44	905	767
[8]	Post Holdings Inc.	6.375%	3/1/33	6	6
	Tyson Foods Inc.	3.550%	6/2/27	900	888
	Tyson Foods Inc.	5.700%	3/15/34	1,330	1,376
	Tyson Foods Inc.	5.100%	9/28/48	400	358
[8]	US Foods Inc.	5.750%	4/15/33	10	10
					40,625
Energy (2.2%)
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	23	23
[8]	Ascent Resources Utica Holdings LLC	6.625%	7/15/33	60	61
[8]	Blue Racer Midstream LLC	6.625%	7/15/26	155	155
[8]	Blue Racer Midstream LLC	7.000%	7/15/29	11	11
[8]	Blue Racer Midstream LLC	7.250%	7/15/32	5	5
	BP Capital Markets America Inc.	3.060%	6/17/41	508	375
	BP Capital Markets America Inc.	3.000%	2/24/50	400	257
	BP Capital Markets America Inc.	2.939%	6/4/51	3,390	2,127
	BP Capital Markets America Inc.	3.001%	3/17/52	2,570	1,621
[5,10]	BP Capital Markets BV	0.933%	12/4/40	600	445
[10]	BP Capital Markets plc	3.625%	Perpetual	300	350
	Canadian Natural Resources Ltd.	6.250%	3/15/38	8	8
	Cenovus Energy Inc.	2.650%	1/15/32	85	73
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	500	482
	Cheniere Energy Inc.	4.625%	10/15/28	86	86
	Cheniere Energy Partners LP	3.250%	1/31/32	570	511
	Cheniere Energy Partners LP	5.750%	8/15/34	400	411
[7,8]	Cheniere Energy Partners LP	5.550%	10/30/35	2,540	2,560
[8]	Chord Energy Corp.	6.750%	3/15/33	30	31
[8]	Civitas Resources Inc.	8.375%	7/1/28	20	21
[8]	Civitas Resources Inc.	8.750%	7/1/31	60	61
[8]	Civitas Resources Inc.	9.625%	6/15/33	35	36
[8]	CNX Resources Corp.	7.250%	3/1/32	10	10
	ConocoPhillips	5.900%	10/15/32	300	324
	ConocoPhillips Co.	3.800%	3/15/52	452	328
	ConocoPhillips Co.	5.300%	5/15/53	750	693
	Continental Resources Inc.	4.900%	6/1/44	300	236
	Coterra Energy Inc.	5.400%	2/15/35	550	544
	DCP Midstream Operating LP	3.250%	2/15/32	250	221
	Devon Energy Corp.	5.750%	9/15/54	500	451
[8]	Diamond Foreign Asset Co.	8.500%	10/1/30	5	5
	Diamondback Energy Inc.	5.200%	4/18/27	5	5
	Diamondback Energy Inc.	6.250%	3/15/33	502	535
	Diamondback Energy Inc.	4.400%	3/24/51	400	309
	Diamondback Energy Inc.	4.250%	3/15/52	700	527
	Diamondback Energy Inc.	6.250%	3/15/53	1,970	1,947
	Diamondback Energy Inc.	5.750%	4/18/54	100	93
	Diamondback Energy Inc.	5.900%	4/18/64	240	223
[8]	DT Midstream Inc.	4.125%	6/15/29	7	7
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	760	787
	Enbridge Energy Partners LP	7.375%	10/15/45	118	135
	Enbridge Inc.	3.700%	7/15/27	500	494
	Enbridge Inc.	5.300%	4/5/29	45	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	3.125%	11/15/29	710	671
	Enbridge Inc.	5.700%	3/8/33	400	415
	Enbridge Inc.	4.500%	6/10/44	70	58
	Enbridge Inc.	6.700%	11/15/53	1,650	1,786
	Enbridge Inc.	5.950%	4/5/54	610	604
[5]	Energy Transfer LP	5.500%	6/1/27	500	509
	Energy Transfer LP	4.950%	6/15/28	1,053	1,069
	Energy Transfer LP	5.250%	4/15/29	1,999	2,047
	Energy Transfer LP	5.250%	7/1/29	115	118
	Energy Transfer LP	4.150%	9/15/29	500	493
	Energy Transfer LP	3.750%	5/15/30	40	38
	Energy Transfer LP	6.400%	12/1/30	35	38
	Energy Transfer LP	6.550%	12/1/33	892	968
	Energy Transfer LP	5.550%	5/15/34	600	608
	Energy Transfer LP	5.600%	9/1/34	600	609
	Energy Transfer LP	5.300%	4/1/44	8	7
	Energy Transfer LP	5.000%	5/15/50	591	495
	Energy Transfer LP	5.950%	5/15/54	1,810	1,720
	Enterprise Products Operating LLC	4.850%	1/31/34	600	598
	Enterprise Products Operating LLC	4.850%	8/15/42	50	46
	Enterprise Products Operating LLC	4.800%	2/1/49	421	367
	Enterprise Products Operating LLC	3.200%	2/15/52	1,487	971
	Enterprise Products Operating LLC	3.300%	2/15/53	800	530
	EOG Resources Inc.	5.650%	12/1/54	1,040	1,017
	EQT Corp.	3.900%	10/1/27	592	584
[8]	EQT Corp.	4.500%	1/15/29	2	2
[8]	EQT Corp.	7.500%	6/1/30	2	2
[8]	Excelerate Energy LP	8.000%	5/15/30	63	66
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	2,089	2,014
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,919	1,701
	Genesis Energy LP	8.000%	5/15/33	5	5
	Halliburton Co.	6.700%	9/15/38	500	549
	Halliburton Co.	4.750%	8/1/43	300	261
[8]	Helmerich & Payne Inc.	4.650%	12/1/27	380	376
[8]	Helmerich & Payne Inc.	4.850%	12/1/29	225	215
	Hess Corp.	7.875%	10/1/29	295	332
[8]	Hess Midstream Operations LP	6.500%	6/1/29	2	2
	Kinder Morgan Inc.	5.150%	6/1/30	1,570	1,604
[8]	Kinetik Holdings LP	6.625%	12/15/28	15	15
[8]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Marathon Petroleum Corp.	5.150%	3/1/30	2,030	2,070
	Marathon Petroleum Corp.	4.750%	9/15/44	400	333
[8]	Matador Resources Co.	6.250%	4/15/33	5	5
	MPLX LP	4.800%	2/15/29	390	394
	Occidental Petroleum Corp.	5.000%	8/1/27	680	686
	Occidental Petroleum Corp.	6.625%	9/1/30	740	783
	Occidental Petroleum Corp.	5.375%	1/1/32	400	397
	Occidental Petroleum Corp.	6.200%	3/15/40	320	312
	ONEOK Inc.	6.625%	9/1/53	816	848
[8]	ORLEN SA	6.000%	1/30/35	560	574
	Ovintiv Inc.	7.375%	11/1/31	333	364
[5]	Petronas Capital Ltd.	3.500%	4/21/30	2,200	2,115
[8]	Petronas Capital Ltd.	4.950%	1/3/31	2,856	2,912
[8]	Petronas Capital Ltd.	5.340%	4/3/35	2,096	2,151
	Phillips 66	3.300%	3/15/52	400	257
	Phillips 66 Co.	5.250%	6/15/31	65	67
	Phillips 66 Co.	5.650%	6/15/54	150	139
	Pioneer Natural Resources Co.	1.900%	8/15/30	140	124
[8]	Rockies Express Pipeline LLC	6.750%	3/15/33	45	47
[5]	SA Global Sukuk Ltd.	1.602%	6/17/26	4,251	4,127
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	205	204
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	407	406
[8]	Schlumberger Holdings Corp.	5.000%	5/29/27	365	370
	Shell International Finance BV	6.375%	12/15/38	182	202
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	13	13
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
	Suncor Energy Inc.	3.750%	3/4/51	110	77
[8]	Tallgrass Energy Partners LP	6.000%	12/31/30	13	13
	Targa Resources Corp.	5.200%	7/1/27	95	96
	Targa Resources Corp.	6.125%	3/15/33	70	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP	4.875%	2/1/31	936	928
[5,10]	TotalEnergies Capital International SA	3.852%	3/3/45	400	445
[5,10]	TotalEnergies SE	1.625%	Perpetual	600	677
[5,10]	TotalEnergies SE	2.000%	Perpetual	768	886
	TransCanada PipeLines Ltd.	4.250%	5/15/28	955	952
	TransCanada PipeLines Ltd.	4.625%	3/1/34	300	288
[8]	Transocean Inc.	8.250%	5/15/29	15	14
[8]	Transocean Inc.	8.500%	5/15/31	25	22
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	9	9
[8]	Valaris Ltd.	8.375%	4/30/30	28	29
	Valero Energy Corp.	5.150%	2/15/30	780	796
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	19
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	70	72
[8]	Venture Global LNG Inc.	7.000%	1/15/30	10	10
[8]	Venture Global LNG Inc.	8.375%	6/1/31	40	42
[7,8]	Venture Global Plaquemines LNG LLC	6.500%	1/15/34	20	20
[7,8]	Venture Global Plaquemines LNG LLC	6.750%	1/15/36	20	20
[8]	Vital Energy Inc.	7.875%	4/15/32	4	3
	Western Midstream Operating LP	6.350%	1/15/29	400	419
	Williams Cos. Inc.	5.300%	8/15/28	85	87
	Williams Cos. Inc.	4.650%	8/15/32	300	294
	Williams Cos. Inc.	5.600%	3/15/35	400	411
	Williams Cos. Inc.	6.300%	4/15/40	101	107
	Williams Cos. Inc.	5.100%	9/15/45	500	453
					68,310
Financials (11.5%)
[8]	200 Park Funding Trust	5.740%	2/15/55	2,413	2,379
[5,10]	ABN AMRO Bank NV	5.500%	9/21/33	100	125
	AerCap Ireland Capital DAC	2.450%	10/29/26	670	653
	AerCap Ireland Capital DAC	6.450%	4/15/27	750	775
	AerCap Ireland Capital DAC	3.650%	7/21/27	400	394
	AerCap Ireland Capital DAC	4.875%	4/1/28	1,986	2,007
	AerCap Ireland Capital DAC	3.000%	10/29/28	3,394	3,234
	AerCap Ireland Capital DAC	5.100%	1/19/29	400	407
	AerCap Ireland Capital DAC	3.300%	1/30/32	402	364
	AerCap Ireland Capital DAC	3.400%	10/29/33	1,400	1,234
[8]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	5	5
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	40	41
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	15	15
	Ally Financial Inc.	5.737%	5/15/29	980	998
	American Express Co.	5.645%	4/23/27	800	807
	American Express Co.	5.043%	7/26/28	284	288
	American Express Co.	5.085%	1/30/31	950	972
	American Express Co.	6.489%	10/30/31	1,380	1,504
	American Express Co.	5.442%	1/30/36	400	408
	American International Group Inc.	5.125%	3/27/33	710	722
	American International Group Inc.	4.750%	4/1/48	300	266
	American International Group Inc.	4.375%	6/30/50	1,010	845
[8]	AmWINS Group Inc.	6.375%	2/15/29	37	38
	Aon Corp.	5.000%	9/12/32	500	508
	Aon Corp.	3.900%	2/28/52	600	444
	Aon Global Ltd.	4.750%	5/15/45	300	262
	Aon North America Inc.	5.125%	3/1/27	830	840
	Aon North America Inc.	5.150%	3/1/29	950	973
	Aon North America Inc.	5.750%	3/1/54	1,940	1,912
	Apollo Global Management Inc.	5.800%	5/21/54	48	47
	Apollo Global Management Inc.	6.000%	12/15/54	644	630
[5,10]	Arbejdernes Landsbank A/S	3.625%	3/5/30	900	1,065
	Ares Strategic Income Fund	5.700%	3/15/28	623	628
	Ares Strategic Income Fund	6.350%	8/15/29	9	9
[5,10]	Argenta Spaarbank NV	1.375%	2/8/29	800	904
	Arthur J Gallagher & Co.	4.600%	12/15/27	913	920
[10]	ASR Nederland NV	7.000%	12/7/43	200	275
	Assurant Inc.	4.900%	3/27/28	31	31
	Athene Holding Ltd.	4.125%	1/12/28	3,909	3,870
	Athene Holding Ltd.	6.150%	4/3/30	400	424
	Athene Holding Ltd.	6.650%	2/1/33	3,030	3,276
	Athene Holding Ltd.	5.875%	1/15/34	3,050	3,157
	Athene Holding Ltd.	3.950%	5/25/51	300	212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Athene Holding Ltd.	6.250%	4/1/54	2,451	2,417
	Athene Holding Ltd.	6.625%	10/15/54	366	360
[10]	Athora Holding Ltd.	6.625%	6/16/28	300	380
[10]	Athora Holding Ltd.	5.875%	9/10/34	300	371
[8]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	780	848
[11]	Aviva plc	6.125%	9/12/54	300	411
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	1,250	1,292
[8]	Banco de Credito del Peru S.A.	6.450%	7/30/35	847	865
	Banco Santander SA	5.294%	8/18/27	1,900	1,931
	Banco Santander SA	4.379%	4/12/28	1,000	997
	Banco Santander SA	6.607%	11/7/28	560	597
	Banco Santander SA	3.225%	11/22/32	400	358
	Bank of America Corp.	4.376%	4/27/28	1,075	1,075
[5]	Bank of America Corp.	3.593%	7/21/28	1,300	1,280
[5]	Bank of America Corp.	3.419%	12/20/28	2,400	2,346
[5]	Bank of America Corp.	3.970%	3/5/29	960	949
[5]	Bank of America Corp.	4.271%	7/23/29	1,020	1,017
[5]	Bank of America Corp.	3.974%	2/7/30	450	443
[5]	Bank of America Corp.	3.194%	7/23/30	1,525	1,452
[5]	Bank of America Corp.	2.884%	10/22/30	500	468
[5]	Bank of America Corp.	2.496%	2/13/31	1,100	1,005
[5]	Bank of America Corp.	1.898%	7/23/31	820	720
[5]	Bank of America Corp.	5.015%	7/22/33	1,200	1,214
	Bank of America Corp.	5.518%	10/25/35	1,180	1,177
	Bank of America Corp.	5.744%	2/12/36	2,770	2,814
	Bank of America Corp.	2.482%	9/21/36	1,220	1,034
	Bank of America Corp.	6.110%	1/29/37	1,846	1,950
[5]	Bank of America Corp.	4.244%	4/24/38	800	729
	Bank of America Corp.	7.750%	5/14/38	300	358
[5]	Bank of America Corp.	2.676%	6/19/41	2,099	1,496
[5]	Bank of America Corp.	4.443%	1/20/48	100	85
[5]	Bank of America Corp.	4.083%	3/20/51	1,310	1,041
[5]	Bank of America Corp.	2.831%	10/24/51	449	281
[5]	Bank of America NA	6.000%	10/15/36	188	199
[5,10]	Bank of Cyprus PCL	2.500%	6/24/27	337	394
[5,10]	Bank of Cyprus PCL	5.000%	5/2/29	433	532
	Bank of Montreal	3.088%	1/10/37	850	738
	Bank of New York Mellon Corp.	4.947%	4/26/27	900	904
[5]	Bank of New York Mellon Corp.	3.250%	5/16/27	710	700
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	300	297
	Bank of New York Mellon Corp.	4.890%	7/21/28	800	811
[5]	Bank of New York Mellon Corp.	5.802%	10/25/28	500	518
	Bank of New York Mellon Corp.	4.543%	2/1/29	550	554
	Bank of New York Mellon Corp.	5.060%	7/22/32	558	570
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	390	429
	Barclays plc	5.200%	5/12/26	730	733
	Barclays plc	6.496%	9/13/27	374	382
	Barclays plc	2.279%	11/24/27	800	776
	Barclays plc	4.337%	1/10/28	650	648
	Barclays plc	5.674%	3/12/28	200	204
	Barclays plc	4.837%	9/10/28	644	649
	Barclays plc	7.385%	11/2/28	900	955
	Barclays plc	5.086%	2/25/29	2,279	2,308
[5]	Barclays plc	4.972%	5/16/29	400	404
[5]	Barclays plc	5.088%	6/20/30	724	727
[11]	Barclays plc	3.750%	11/22/30	100	136
	Barclays plc	5.367%	2/25/31	400	408
	Barclays plc	2.645%	6/24/31	400	361
	Barclays plc	3.330%	11/24/42	740	549
	Barclays plc	4.950%	1/10/47	400	363
	Barclays plc	6.036%	3/12/55	1,155	1,184
[5,10]	Bayerische Landesbank	1.000%	9/23/31	700	804
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	865	991
[5,11]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	200	254
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	400	430
	Blue Owl Finance LLC	6.250%	4/18/34	100	103
[8]	BNP Paribas SA	5.283%	11/19/30	614	626
[5,10]	BNP Paribas SA	2.500%	3/31/32	300	350
[5,10]	BNP Paribas SA	0.875%	8/31/33	1,200	1,315
[11]	BPCE SA	2.500%	11/30/32	500	645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,10]	BPCE SA	4.125%	3/8/33	500	606
[8]	BPCE SA	6.508%	1/18/35	108	112
	Brown & Brown Inc.	4.700%	6/23/28	880	888
	Brown & Brown Inc.	5.250%	6/23/32	616	628
	Capital One Financial Corp.	3.650%	5/11/27	300	297
	Capital One Financial Corp.	7.149%	10/29/27	400	413
	Capital One Financial Corp.	3.800%	1/31/28	450	444
	Capital One Financial Corp.	5.468%	2/1/29	1,614	1,653
	Capital One Financial Corp.	6.312%	6/8/29	556	584
	Capital One Financial Corp.	5.700%	2/1/30	894	925
	Capital One Financial Corp.	3.273%	3/1/30	400	383
[5]	Capital One Financial Corp.	7.624%	10/30/31	2,000	2,260
	Capital One Financial Corp.	5.268%	5/10/33	500	505
	Capital One Financial Corp.	6.377%	6/8/34	455	484
	Capital One Financial Corp.	6.183%	1/30/36	4,760	4,838
	Charles Schwab Corp.	6.136%	8/24/34	555	600
	Chubb INA Holdings LLC	3.050%	12/15/61	298	184
[8]	Citadel Finance LLC	5.900%	2/10/30	1,000	1,010
	Citigroup Inc.	4.643%	5/7/28	11,715	11,749
[5]	Citigroup Inc.	4.075%	4/23/29	400	396
	Citigroup Inc.	4.542%	9/19/30	1,280	1,274
	Citigroup Inc.	6.174%	5/25/34	400	418
	Citigroup Inc.	5.827%	2/13/35	570	581
	Citigroup Inc.	6.020%	1/24/36	850	873
	Citizens Financial Group Inc.	5.841%	1/23/30	1,500	1,553
	Citizens Financial Group Inc.	5.253%	3/5/31	1,244	1,261
[5,11]	Close Brothers Finance plc	2.750%	10/19/26	100	134
[5,11]	Close Brothers Finance plc	1.625%	12/3/30	700	788
	Cooperatieve Rabobank UA	4.494%	10/17/29	290	293
	Cooperatieve Rabobank UA	5.750%	12/1/43	220	222
	Cooperatieve Rabobank UA	5.250%	8/4/45	400	378
	Corebridge Financial Inc.	3.650%	4/5/27	500	494
	Corebridge Financial Inc.	4.350%	4/5/42	300	252
	Corebridge Financial Inc.	4.400%	4/5/52	1,980	1,584
[8]	Corebridge Global Funding	4.650%	8/20/27	3,480	3,509
[8]	Credit Acceptance Corp.	6.625%	3/15/30	80	81
[8]	Credit Agricole SA	4.631%	9/11/28	250	250
	Credit Suisse USA LLC	7.125%	7/15/32	700	797
[8]	Danske Bank A/S	5.427%	3/1/28	240	244
	Deutsche Bank AG	7.146%	7/13/27	1,090	1,118
	Deutsche Bank AG	5.371%	9/9/27	400	410
[5]	Deutsche Bank AG	5.373%	1/10/29	2,070	2,107
	Deutsche Bank AG	6.720%	1/18/29	400	420
	Deutsche Bank AG	5.297%	5/9/31	2,381	2,418
[5,10]	Deutsche Bank AG	5.625%	5/19/31	600	718
	Deutsche Bank AG	5.882%	7/8/31	400	410
[5]	Deutsche Bank AG	3.547%	9/18/31	890	832
[5,10]	Deutsche Bank AG	4.000%	6/24/32	200	239
	Deutsche Bank AG	4.875%	12/1/32	800	791
	Deutsche Bank AG	7.079%	2/10/34	1,900	2,026
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	1,000	1,155
[10]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	600	705
[5,10]	Eurobank SA	4.000%	2/7/36	400	462
	Fifth Third Bancorp	2.550%	5/5/27	2,000	1,937
	Fifth Third Bancorp	6.339%	7/27/29	2,110	2,222
	Fifth Third Bancorp	4.895%	9/6/30	1,396	1,412
[8]	Focus Financial Partners LLC	6.750%	9/15/31	15	15
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	2	2
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	20	20
	Gaci First Investment Co.	5.000%	10/13/27	7,119	7,179
	GATX Corp.	3.250%	9/15/26	5	5
	GATX Corp.	4.550%	11/7/28	40	40
	GATX Corp.	4.700%	4/1/29	94	95
[8]	GGAM Finance Ltd.	8.000%	6/15/28	25	26
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	398	451
[8]	Global Atlantic Fin Co.	6.750%	3/15/54	70	72
	Goldman Sachs Group Inc.	5.727%	4/25/30	725	755
	Goldman Sachs Group Inc.	4.692%	10/23/30	750	752
	Goldman Sachs Group Inc.	6.750%	10/1/37	50	55
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.150%	5/22/45	890	800
	Golub Capital Private Credit Fund	5.875%	5/1/30	1,056	1,055
[8]	Howden UK Refinance plc	7.250%	2/15/31	10	10
[8]	Howden UK Refinance plc	8.125%	2/15/32	95	99
	HPS Corporate Lending Fund	5.950%	4/14/32	710	706
	HSBC Holdings plc	1.589%	5/24/27	400	389
	HSBC Holdings plc	5.597%	5/17/28	650	662
[5]	HSBC Holdings plc	2.013%	9/22/28	750	711
	HSBC Holdings plc	7.390%	11/3/28	2,003	2,126
	HSBC Holdings plc	5.130%	11/19/28	719	728
	HSBC Holdings plc	4.899%	3/3/29	700	706
	HSBC Holdings plc	6.161%	3/9/29	220	229
[5]	HSBC Holdings plc	4.583%	6/19/29	920	921
	HSBC Holdings plc	2.206%	8/17/29	400	373
	HSBC Holdings plc	4.950%	3/31/30	1,750	1,779
	HSBC Holdings plc	5.286%	11/19/30	1,030	1,052
[5]	HSBC Holdings plc	2.848%	6/4/31	2,670	2,440
	HSBC Holdings plc	5.733%	5/17/32	300	312
	HSBC Holdings plc	5.790%	5/13/36	879	905
	HSBC Holdings plc	6.500%	9/15/37	797	853
[5]	HSBC Holdings plc	6.500%	9/15/37	800	848
	HSBC USA Inc.	4.650%	6/3/28	2,750	2,772
	Huntington Bancshares Inc.	6.208%	8/21/29	2,000	2,098
	Huntington Bancshares Inc.	5.272%	1/15/31	230	236
	Huntington Bancshares Inc.	5.709%	2/2/35	1,391	1,421
	Huntington Bancshares Inc.	2.487%	8/15/36	300	252
	Huntington Bancshares Inc.	6.141%	11/18/39	780	796
	Huntington National Bank	4.871%	4/12/28	9,309	9,374
	Huntington National Bank	5.650%	1/10/30	50	52
	Intercontinental Exchange Inc.	3.625%	9/1/28	369	362
	Intercontinental Exchange Inc.	5.250%	6/15/31	130	135
[10]	JAB Holdings BV	4.375%	4/25/34	800	958
	Jefferies Financial Group Inc.	6.450%	6/8/27	500	518
	JPMorgan Chase & Co.	1.578%	4/22/27	800	782
	JPMorgan Chase & Co.	3.625%	12/1/27	770	760
	JPMorgan Chase & Co.	5.040%	1/23/28	480	485
	JPMorgan Chase & Co.	4.323%	4/26/28	210	210
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	428	411
	JPMorgan Chase & Co.	4.979%	7/22/28	1,412	1,430
	JPMorgan Chase & Co.	4.505%	10/22/28	1,460	1,464
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	400	401
	JPMorgan Chase & Co.	5.012%	1/23/30	3,070	3,127
	JPMorgan Chase & Co.	5.581%	4/22/30	3,240	3,365
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	1,700	1,585
	JPMorgan Chase & Co.	4.603%	10/22/30	920	923
	JPMorgan Chase & Co.	5.140%	1/24/31	1,750	1,795
[5]	JPMorgan Chase & Co.	2.522%	4/22/31	1,750	1,599
	JPMorgan Chase & Co.	2.963%	1/25/33	500	449
	JPMorgan Chase & Co.	4.912%	7/25/33	800	805
	JPMorgan Chase & Co.	5.336%	1/23/35	570	583
	JPMorgan Chase & Co.	4.946%	10/22/35	1,560	1,544
	JPMorgan Chase & Co.	5.572%	4/22/36	2,675	2,775
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	405	324
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	1,000	673
	KeyBank NA	5.000%	1/26/33	250	247
	KeyCorp	6.401%	3/6/35	330	352
	Lloyds Banking Group plc	6.068%	6/13/36	1,136	1,167
	LPL Holdings Inc.	6.000%	5/20/34	182	189
	M&T Bank Corp.	4.553%	8/16/28	150	150
[5]	M&T Bank Corp.	4.833%	1/16/29	400	403
	M&T Bank Corp.	7.413%	10/30/29	1,690	1,834
	M&T Bank Corp.	5.179%	7/8/31	1,742	1,771
	M&T Bank Corp.	6.082%	3/13/32	1,995	2,106
	M&T Bank Corp.	5.053%	1/27/34	371	366
[5]	M&T Bank Corp.	5.385%	1/16/36	900	896
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,670	2,694
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	1,994	2,007
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	600	615
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	400	411
	Morgan Stanley	3.950%	4/23/27	410	408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	1.593%	5/4/27	1,250	1,220
	Morgan Stanley	2.475%	1/21/28	1,646	1,598
[5]	Morgan Stanley	3.591%	7/22/28	900	884
	Morgan Stanley	5.123%	2/1/29	500	509
[5]	Morgan Stanley	4.994%	4/12/29	500	507
	Morgan Stanley	6.407%	11/1/29	400	424
	Morgan Stanley	5.173%	1/16/30	519	530
[5]	Morgan Stanley	4.431%	1/23/30	740	738
	Morgan Stanley	5.042%	7/19/30	200	203
	Morgan Stanley	4.654%	10/18/30	4,664	4,674
	Morgan Stanley	5.230%	1/15/31	1,340	1,374
[5]	Morgan Stanley	5.250%	4/21/34	650	661
[5]	Morgan Stanley	5.424%	7/21/34	500	512
	Morgan Stanley	5.320%	7/19/35	400	405
	Morgan Stanley	5.664%	4/17/36	3,060	3,172
	Morgan Stanley	5.948%	1/19/38	8	8
[5]	Morgan Stanley	4.457%	4/22/39	410	379
	Morgan Stanley	3.217%	4/22/42	1,500	1,140
[5]	Morgan Stanley	5.597%	3/24/51	1,150	1,140
[5]	Morgan Stanley	2.802%	1/25/52	780	482
	Morgan Stanley	5.516%	11/19/55	2,520	2,464
[5]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[5]	Morgan Stanley Bank NA	4.968%	7/14/28	1,406	1,423
	Nasdaq Inc.	5.350%	6/28/28	1,023	1,054
	Nasdaq Inc.	5.550%	2/15/34	349	364
	Nasdaq Inc.	2.500%	12/21/40	365	253
	Nasdaq Inc.	6.100%	6/28/63	400	409
[8]	National Australia Bank Ltd.	2.990%	5/21/31	350	314
	National Bank of Canada	4.950%	2/1/28	3,070	3,093
	National Bank of Canada	4.500%	10/10/29	312	312
[8]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	10	10
[8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	10	10
[8]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	15	15
	NatWest Group plc	5.516%	9/30/28	400	409
	NatWest Group plc	5.808%	9/13/29	175	182
[5]	NatWest Group plc	5.076%	1/27/30	676	686
	NatWest Group plc	4.964%	8/15/30	1,370	1,386
[8]	NatWest Markets plc	5.416%	5/17/27	1,250	1,277
[8]	NatWest Markets plc	5.410%	5/17/29	500	517
[5,10]	NIBC Bank NV	4.500%	6/12/35	500	598
	Nomura Holdings Inc.	5.594%	7/2/27	292	299
	Nomura Holdings Inc.	3.103%	1/16/30	115	107
[5,10]	Nykredit Realkredit A/S	3.500%	7/10/31	700	826
[5,10]	Oldenburgische Landesbank AG	8.000%	4/24/34	200	264
[5,10]	Oldenburgische Landesbank AG	8.500%	4/24/34	300	400
[8]	Omnis Funding Trust	6.722%	5/15/55	2,235	2,315
	OneMain Finance Corp.	6.625%	1/15/28	10	10
[8]	Penske Truck Leasing Co. LP	5.250%	7/1/29	1,510	1,546
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	35	36
[5]	PNC Bank NA	4.050%	7/26/28	850	843
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,030	1,067
	PNC Financial Services Group Inc.	2.307%	4/23/32	150	132
	PNC Financial Services Group Inc.	5.575%	1/29/36	2,110	2,175
	Prudential Financial Inc.	5.200%	3/14/35	400	404
[5]	Prudential Financial Inc.	5.700%	12/14/36	100	105
[5]	Prudential Financial Inc.	4.600%	5/15/44	150	133
	Prudential Financial Inc.	6.500%	3/15/54	40	41
[5,10]	Public Property Invest A/S	4.625%	3/12/30	123	148
[10]	Raiffeisen Bank International AG	2.875%	6/18/32	500	579
[10]	Raiffeisen Bank International AG	1.375%	6/17/33	1,100	1,215
	Regions Financial Corp.	1.800%	8/12/28	2,000	1,848
	Regions Financial Corp.	5.722%	6/6/30	4,138	4,274
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	382	392
[8]	Rocket Cos. Inc.	6.125%	8/1/30	30	31
[8]	Rocket Cos. Inc.	6.375%	8/1/33	45	46
[8]	Rocket Mortgage LLC	2.875%	10/15/26	20	20
[11]	Rothesay Life plc	3.375%	7/12/26	1,003	1,357
[5]	Royal Bank of Canada	4.510%	10/18/27	870	872
[5]	Royal Bank of Canada	6.000%	11/1/27	500	520
[5]	Royal Bank of Canada	4.900%	1/12/28	800	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Royal Bank of Canada	4.522%	10/18/28	1,737	1,744
[5]	Royal Bank of Canada	4.969%	8/2/30	1,733	1,757
[5]	Royal Bank of Canada	4.650%	10/18/30	1,170	1,172
[5]	Royal Bank of Canada	5.000%	2/1/33	750	762
[8]	Ryan Specialty LLC	5.875%	8/1/32	25	25
[11]	Scottish Widows Ltd.	7.000%	6/16/43	200	283
[8]	Shift4 Payments LLC	6.750%	8/15/32	15	16
[8]	Sixth Street Lending Partners	6.125%	7/15/30	1,750	1,782
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	1,150	1,153
[10]	Sogecap SA	6.500%	5/16/44	300	400
	State Street Corp.	4.834%	4/24/30	3,615	3,684
[5]	State Street Corp.	3.031%	11/1/34	400	370
	Suci Second Investment Co.	4.375%	9/10/27	945	939
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	800	840
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	3,323	3,373
	Synovus Financial Corp.	6.168%	11/1/30	1,250	1,281
	Toronto-Dominion Bank	4.783%	12/17/29	1,700	1,719
[5]	Truist Financial Corp.	7.161%	10/30/29	60	65
[5]	Truist Financial Corp.	5.071%	5/20/31	4,305	4,370
[5]	Truist Financial Corp.	5.153%	8/5/32	450	458
	UBS AG	7.500%	2/15/28	1,218	1,314
[8]	UBS Group AG	4.282%	1/9/28	350	348
[8]	UBS Group AG	4.253%	3/23/28	280	278
[8]	UBS Group AG	5.617%	9/13/30	330	343
[8]	UBS Group AG	3.091%	5/14/32	520	472
[8]	UBS Group AG	5.580%	5/9/36	3,425	3,506
	UBS Group AG	4.875%	5/15/45	135	121
[5]	US Bancorp	3.900%	4/26/28	400	397
	US Bancorp	5.384%	1/23/30	1,050	1,081
	US Bancorp	5.083%	5/15/31	2,976	3,036
	US Bancorp	4.839%	2/1/34	450	445
[8]	UWM Holdings LLC	6.625%	2/1/30	10	10
	Wachovia Corp.	5.500%	8/1/35	520	528
[5]	Wells Fargo & Co.	2.393%	6/2/28	570	549
[5]	Wells Fargo & Co.	2.879%	10/30/30	450	420
	Wells Fargo & Co.	5.244%	1/24/31	400	410
[5]	Wells Fargo & Co.	4.478%	4/4/31	1,100	1,094
[5]	Wells Fargo & Co.	5.557%	7/25/34	1,078	1,113
	Wells Fargo & Co.	6.491%	10/23/34	1,415	1,547
	Wells Fargo & Co.	5.499%	1/23/35	1,630	1,672
[5]	Wells Fargo & Co.	3.068%	4/30/41	3,224	2,437
	Wells Fargo & Co.	5.375%	11/2/43	1,870	1,773
	Wells Fargo & Co.	5.606%	1/15/44	564	546
[5]	Wells Fargo & Co.	4.650%	11/4/44	860	735
	Wells Fargo & Co.	3.900%	5/1/45	630	501
[5]	Wells Fargo & Co.	4.400%	6/14/46	1,010	825
[5]	Wells Fargo & Co.	4.750%	12/7/46	570	488
[5]	Wells Fargo & Co.	5.013%	4/4/51	800	729
[5]	Wells Fargo Bank NA	6.600%	1/15/38	635	703
[5]	Westpac Banking Corp.	4.322%	11/23/31	300	298
	Westpac Banking Corp.	3.020%	11/18/36	820	719
	Westpac Banking Corp.	4.421%	7/24/39	200	181
[8]	WEX Inc.	6.500%	3/15/33	60	61
					359,548
Health Care (2.4%)
[8]	1261229 BC Ltd.	10.000%	4/15/32	75	76
	AbbVie Inc.	4.950%	3/15/31	800	821
	AbbVie Inc.	4.550%	3/15/35	946	919
	AbbVie Inc.	4.500%	5/14/35	430	415
	AbbVie Inc.	4.050%	11/21/39	870	762
	AbbVie Inc.	5.350%	3/15/44	500	491
	AbbVie Inc.	4.850%	6/15/44	450	414
	AbbVie Inc.	4.700%	5/14/45	592	530
	AbbVie Inc.	4.450%	5/14/46	100	86
	AbbVie Inc.	4.875%	11/14/48	1,217	1,103
	AbbVie Inc.	4.250%	11/21/49	870	717
	AbbVie Inc.	5.400%	3/15/54	861	837
	AbbVie Inc.	5.600%	3/15/55	1,520	1,520
	AbbVie Inc.	5.500%	3/15/64	250	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	6.625%	6/15/36	1,000	1,074
	Amgen Inc.	4.200%	3/1/33	200	192
	Amgen Inc.	5.250%	3/2/33	119	122
	Amgen Inc.	2.800%	8/15/41	159	115
	Amgen Inc.	5.600%	3/2/43	355	352
	Amgen Inc.	4.563%	6/15/48	330	281
	Amgen Inc.	3.375%	2/21/50	1,030	724
	Amgen Inc.	4.875%	3/1/53	500	436
	Amgen Inc.	5.650%	3/2/53	2,130	2,080
	Amgen Inc.	5.750%	3/2/63	470	457
	AstraZeneca Finance LLC	4.850%	2/26/29	65	66
	AstraZeneca Finance LLC	2.250%	5/28/31	490	439
	AstraZeneca plc	4.000%	9/18/42	600	509
	AstraZeneca plc	4.375%	11/16/45	400	348
[8]	Bausch + Lomb Corp.	8.375%	10/1/28	30	31
	Baxter International Inc.	1.915%	2/1/27	430	414
[10]	Bayer AG	1.000%	1/12/36	100	87
[5,10]	Bayer AG	6.625%	9/25/83	100	125
	Becton Dickinson & Co.	4.874%	2/8/29	100	101
	Becton Dickinson & Co.	4.685%	12/15/44	790	687
	Bristol-Myers Squibb Co.	2.350%	11/13/40	400	275
	Cardinal Health Inc.	5.750%	11/15/54	1,710	1,685
	Cencora Inc.	4.625%	12/15/27	430	434
	Centene Corp.	2.450%	7/15/28	770	716
	Centene Corp.	4.625%	12/15/29	3,700	3,601
	Centene Corp.	3.375%	2/15/30	2,610	2,404
	Cigna Group	4.800%	8/15/38	420	394
	Cigna Group	3.200%	3/15/40	100	76
	Cigna Group	3.400%	3/15/50	400	271
[5]	CommonSpirit Health	4.350%	11/1/42	800	671
[8]	Community Health Systems Inc.	5.625%	3/15/27	80	79
[8]	Community Health Systems Inc.	10.875%	1/15/32	7	7
	CVS Health Corp.	3.625%	4/1/27	547	540
	CVS Health Corp.	5.125%	2/21/30	502	511
	CVS Health Corp.	4.780%	3/25/38	710	651
	CVS Health Corp.	4.125%	4/1/40	441	368
	CVS Health Corp.	5.125%	7/20/45	253	224
	CVS Health Corp.	5.875%	6/1/53	630	602
	CVS Health Corp.	6.050%	6/1/54	445	436
	CVS Health Corp.	6.000%	6/1/63	270	258
[8]	DaVita Inc.	4.625%	6/1/30	40	38
[8]	DaVita Inc.	3.750%	2/15/31	30	27
[8]	DaVita Inc.	6.875%	9/1/32	10	10
[8]	DaVita Inc.	6.750%	7/15/33	30	31
	Elevance Health Inc.	5.150%	6/15/29	180	185
	Elevance Health Inc.	5.500%	10/15/32	455	475
	Elevance Health Inc.	4.625%	5/15/42	300	263
	Elevance Health Inc.	4.550%	3/1/48	300	250
	Elevance Health Inc.	3.700%	9/15/49	440	315
	Elevance Health Inc.	3.125%	5/15/50	500	325
	Elevance Health Inc.	3.600%	3/15/51	900	634
	Elevance Health Inc.	6.100%	10/15/52	400	407
	Elevance Health Inc.	5.125%	2/15/53	540	482
	Elevance Health Inc.	5.650%	6/15/54	770	738
	Elevance Health Inc.	5.700%	2/15/55	1,400	1,356
	Elevance Health Inc.	5.850%	11/1/64	400	389
	Eli Lilly & Co.	4.875%	2/27/53	50	46
[8]	Fortrea Holdings Inc.	7.500%	7/1/30	10	9
	GE HealthCare Technologies Inc.	4.800%	8/14/29	260	264
	GE HealthCare Technologies Inc.	4.800%	1/15/31	1,255	1,265
	GE HealthCare Technologies Inc.	5.500%	6/15/35	1,165	1,193
	GE HealthCare Technologies Inc.	6.377%	11/22/52	300	323
	Gilead Sciences Inc.	5.100%	6/15/35	400	405
	Gilead Sciences Inc.	4.000%	9/1/36	120	109
	Gilead Sciences Inc.	4.750%	3/1/46	2,000	1,790
	Gilead Sciences Inc.	4.150%	3/1/47	157	128
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,400	2,065
	HCA Inc.	5.000%	3/1/28	370	375
	HCA Inc.	5.250%	3/1/30	740	759
	HCA Inc.	5.450%	4/1/31	340	351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	2.375%	7/15/31	1,550	1,350
	HCA Inc.	5.125%	6/15/39	230	216
	HCA Inc.	4.625%	3/15/52	35	28
	HCA Inc.	5.900%	6/1/53	770	744
[8]	IQVIA Inc.	6.250%	6/1/32	65	67
	McKesson Corp.	4.950%	5/30/32	9,150	9,270
	McKesson Corp.	5.250%	5/30/35	880	895
[8]	Medline Borrower LP	6.250%	4/1/29	3	3
[8]	Medline Borrower LP	5.250%	10/1/29	25	25
	Merck & Co. Inc.	3.700%	2/10/45	800	631
	Merck & Co. Inc.	2.750%	12/10/51	800	492
[10]	MSD Netherlands Capital BV	3.750%	5/30/54	100	108
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	2,200	2,077
	Quest Diagnostics Inc.	4.200%	6/30/29	260	259
[8]	Radiology Partners Inc.	8.500%	7/15/32	40	40
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	100	63
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	59	58
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	15
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	60	61
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	45	46
	UnitedHealth Group Inc.	4.400%	6/15/28	695	698
	UnitedHealth Group Inc.	4.650%	1/15/31	2,830	2,844
	UnitedHealth Group Inc.	5.300%	6/15/35	895	912
	UnitedHealth Group Inc.	6.500%	6/15/37	100	110
	UnitedHealth Group Inc.	3.500%	8/15/39	400	323
	UnitedHealth Group Inc.	4.450%	12/15/48	350	290
	UnitedHealth Group Inc.	5.875%	2/15/53	559	560
	UnitedHealth Group Inc.	5.050%	4/15/53	1,240	1,106
	UnitedHealth Group Inc.	5.375%	4/15/54	1,334	1,246
	UnitedHealth Group Inc.	5.625%	7/15/54	1,000	970
	UnitedHealth Group Inc.	5.950%	6/15/55	1,080	1,097
	UnitedHealth Group Inc.	6.050%	2/15/63	540	547
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	1,118	1,121
					75,055
Industrials (1.6%)
[8]	Air Canada	3.875%	8/15/26	40	40
	Allegion plc	3.500%	10/1/29	1	1
[8]	American Airlines Inc.	7.250%	2/15/28	25	26
[8]	American Airlines Inc.	5.750%	4/20/29	60	60
[8]	American Airlines Inc.	8.500%	5/15/29	30	31
[8]	Arcosa Inc.	6.875%	8/15/32	5	5
[8]	Axon Enterprise Inc.	6.125%	3/15/30	10	10
[8]	Axon Enterprise Inc.	6.250%	3/15/33	20	21
	Boeing Co.	2.700%	2/1/27	400	389
	Boeing Co.	5.040%	5/1/27	2,976	2,998
	Boeing Co.	6.298%	5/1/29	1,155	1,221
	Boeing Co.	5.150%	5/1/30	485	494
	Boeing Co.	3.625%	2/1/31	1,479	1,393
	Boeing Co.	6.388%	5/1/31	1,395	1,500
	Boeing Co.	6.528%	5/1/34	2,252	2,449
	Boeing Co.	5.705%	5/1/40	100	99
	Boeing Co.	6.858%	5/1/54	3,630	3,976
	Boeing Co.	5.930%	5/1/60	320	304
	Boeing Co.	7.008%	5/1/64	910	1,000
[8]	Bombardier Inc.	7.000%	6/1/32	5	5
[8]	Bombardier Inc.	6.750%	6/15/33	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	120	119
	Canadian Pacific Railway Co.	3.500%	5/1/50	453	323
[5,10]	Carrier Global Corp.	3.625%	1/15/37	400	456
[5,10]	CIMIC Finance Ltd.	1.500%	5/28/29	700	766
[8]	Clean Harbors Inc.	5.125%	7/15/29	60	59
	Deere & Co.	5.450%	1/16/35	180	188
	Delta Air Lines Inc.	4.375%	4/19/28	644	640
	Eaton Capital ULC	4.450%	5/9/30	840	844
[8]	Enpro Inc.	6.125%	6/1/33	20	21
[8]	ERAC USA Finance LLC	7.000%	10/15/37	150	172
[8]	Gates Corp.	6.875%	7/1/29	5	5
	General Dynamics Corp.	4.950%	8/15/35	650	652
[8]	Genesee & Wyoming Inc.	6.250%	4/15/32	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Herc Holdings Inc.	6.625%	6/15/29	5	5
[8]	Herc Holdings Inc.	7.000%	6/15/30	30	31
[8]	Herc Holdings Inc.	7.250%	6/15/33	20	21
	Hillenbrand Inc.	6.250%	2/15/29	10	10
	Honeywell International Inc.	4.750%	2/1/32	60	61
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	1,684	1,731
[8]	JetBlue Airways Corp.	9.875%	9/20/31	22	21
	L3Harris Technologies Inc.	5.250%	6/1/31	120	124
	Lockheed Martin Corp.	2.800%	6/15/50	470	295
	Lockheed Martin Corp.	4.090%	9/15/52	1,300	1,023
	Lockheed Martin Corp.	4.150%	6/15/53	1,150	911
	Lockheed Martin Corp.	5.200%	2/15/55	2,070	1,937
	Lockheed Martin Corp.	4.300%	6/15/62	100	79
	Lockheed Martin Corp.	5.200%	2/15/64	1,605	1,478
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,164	2,169
[5,10]	Motability Operations Group plc	3.875%	1/24/34	500	597
[5,11]	Motability Operations Group plc	2.125%	1/18/42	200	165
[5,11]	Motability Operations Group plc	4.875%	1/17/43	200	239
	Norfolk Southern Corp.	3.050%	5/15/50	585	383
	Norfolk Southern Corp.	5.950%	3/15/64	40	41
	Northrop Grumman Corp.	4.030%	10/15/47	500	399
	Otis Worldwide Corp.	5.250%	8/16/28	325	334
	RTX Corp.	6.050%	6/1/36	120	130
	RTX Corp.	4.875%	10/15/40	53	50
	RTX Corp.	4.500%	6/1/42	393	348
	RTX Corp.	3.750%	11/1/46	500	381
	RTX Corp.	4.050%	5/4/47	500	398
	RTX Corp.	3.125%	7/1/50	593	393
	RTX Corp.	6.400%	3/15/54	657	719
[5]	Ryder System Inc.	5.300%	3/15/27	30	30
[5]	Ryder System Inc.	5.500%	6/1/29	1,500	1,552
[8]	Siemens Funding BV	4.900%	5/28/32	3,910	3,971
[8]	Siemens Funding BV	5.800%	5/28/55	3,260	3,360
[8]	Siemens Funding BV	5.900%	5/28/65	1,930	1,999
[8]	Spirit AeroSystems Inc.	9.750%	11/15/30	90	99
[8]	Stonepeak Nile Parent LLC	7.250%	3/15/32	5	5
[8]	Terex Corp.	6.250%	10/15/32	7	7
[8]	TransDigm Inc.	6.375%	3/1/29	35	36
[8]	TransDigm Inc.	6.625%	3/1/32	60	62
[8]	TransDigm Inc.	6.375%	5/31/33	95	95
	Union Pacific Corp.	3.799%	4/6/71	200	137
[8]	United Airlines Inc.	4.375%	4/15/26	60	60
	United Parcel Service Inc.	6.050%	5/14/65	1,895	1,940
	Waste Connections Inc.	5.250%	9/1/35	1,250	1,277
[8]	Waste Pro USA Inc.	7.000%	2/1/33	5	5
[8]	WESCO Distribution Inc.	6.375%	3/15/33	60	62
[7,8]	Yinson Bergenia Production BV	8.498%	1/31/45	1,500	1,521
					50,983
Materials (0.7%)
[10]	Air Products and Chemicals Inc.	3.450%	2/14/37	200	227
[8]	Alumina Pty Ltd.	6.125%	3/15/30	10	10
[8]	Alumina Pty Ltd.	6.375%	9/15/32	65	66
[8]	Amcor Flexibles North America Inc.	4.800%	3/17/28	3,515	3,542
[8]	Amcor Flexibles North America Inc.	5.100%	3/17/30	1,920	1,953
[8]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	30	30
	Ball Corp.	6.000%	6/15/29	10	10
	Berry Global Inc.	5.650%	1/15/34	1,699	1,757
[8]	Big River Steel LLC	6.625%	1/31/29	95	96
[5]	Braskem Netherlands Finance BV	4.500%	1/10/28	721	620
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	294
[5]	Cemex SAB de CV	5.125%	Perpetual	1,735	1,715
[8]	Chemours Co.	4.625%	11/15/29	90	79
[8]	Chemours Co.	8.000%	1/15/33	15	14
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/31	7	7
[8]	Cleveland-Cliffs Inc.	7.375%	5/1/33	20	19
[8]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	55	56
[8]	Crown Americas LLC	5.875%	6/1/33	40	40
	Eastman Chemical Co.	4.500%	12/1/28	185	186
	FMC Corp.	5.650%	5/18/33	35	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FMC Corp.	8.450%	11/1/55	55	56
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	500
	Freeport-McMoRan Inc.	5.450%	3/15/43	800	757
[8]	Georgia-Pacific LLC	4.400%	6/30/28	1,050	1,055
[5]	Indonesia Asahan Aluminium PT	6.530%	11/15/28	1,310	1,383
	LYB International Finance III LLC	2.250%	10/1/30	300	266
	LYB International Finance III LLC	4.200%	5/1/50	650	481
[8]	Magnera Corp.	7.250%	11/15/31	10	10
	Newmont Corp.	4.875%	3/15/42	243	226
[8]	NOVA Chemicals Corp.	9.000%	2/15/30	13	14
[8]	Novelis Corp.	6.875%	1/30/30	8	8
[8]	Novelis Corp.	3.875%	8/15/31	10	9
	Nutrien Ltd.	4.900%	3/27/28	70	71
	Nutrien Ltd.	4.200%	4/1/29	500	495
	Nutrien Ltd.	2.950%	5/13/30	1,448	1,348
	Nutrien Ltd.	4.900%	6/1/43	200	179
[8]	Olin Corp.	6.625%	4/1/33	15	15
[8]	Olympus Water US Holding Corp.	9.750%	11/15/28	30	32
[8]	Olympus Water US Holding Corp.	7.250%	6/15/31	40	41
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	89	91
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	7	7
[8]	Quikrete Holdings Inc.	6.375%	3/1/32	61	63
[8]	Quikrete Holdings Inc.	6.750%	3/1/33	10	10
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	500	304
	Rio Tinto Finance USA plc	5.000%	3/9/33	541	548
[5]	Sherwin-Williams Co.	4.550%	3/1/28	505	509
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	520	529
	Smurfit Westrock Financing DAC	5.418%	1/15/35	801	811
[5]	Suzano Austria GmbH	5.750%	7/14/26	1,025	1,036
[8]	Trivium Packaging Finance BV	8.250%	7/15/30	20	21
[8]	Trivium Packaging Finance BV	12.250%	1/15/31	20	22
	Vale Overseas Ltd.	3.750%	7/8/30	300	283
	Vulcan Materials Co.	4.950%	12/1/29	316	322
[8]	Windfall Mining Group Inc.	5.854%	5/13/32	653	667
[8]	WR Grace Holdings LLC	5.625%	8/15/29	30	27
	WRKCo Inc.	3.375%	9/15/27	300	293
	WRKCo Inc.	4.000%	3/15/28	175	173
					23,418
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,425	1,333
	American Homes 4 Rent LP	4.950%	6/15/30	725	732
	American Tower Corp.	3.125%	1/15/27	205	201
	American Tower Corp.	3.550%	7/15/27	500	493
	American Tower Corp.	3.100%	6/15/50	150	98
[5,10]	Aroundtown SA	1.450%	7/9/28	1,100	1,228
	Brandywine Operating Partnership LP	8.875%	4/12/29	25	27
	Crown Castle Inc.	5.000%	1/11/28	1,490	1,505
	Crown Castle Inc.	3.800%	2/15/28	1,200	1,178
	Crown Castle Inc.	4.900%	9/1/29	1,300	1,311
	Crown Castle Inc.	3.300%	7/1/30	900	842
	Crown Castle Inc.	5.800%	3/1/34	610	632
[10]	Digital Dutch Finco BV	1.000%	1/15/32	200	200
[10]	Digital Dutch Finco BV	3.875%	9/13/33	400	471
	Digital Realty Trust LP	3.700%	8/15/27	500	494
	ERP Operating LP	4.950%	6/15/32	400	404
	ERP Operating LP	4.650%	9/15/34	12	12
	Extra Space Storage LP	5.700%	4/1/28	1,820	1,880
	Extra Space Storage LP	3.900%	4/1/29	180	176
	Extra Space Storage LP	5.500%	7/1/30	1,882	1,952
	Extra Space Storage LP	5.900%	1/15/31	1,800	1,902
	Healthpeak OP LLC	3.500%	7/15/29	500	483
	Highwoods Realty LP	2.600%	2/1/31	648	560
	Highwoods Realty LP	7.650%	2/1/34	74	84
	Hudson Pacific Properties LP	3.950%	11/1/27	8	8
	Hudson Pacific Properties LP	5.950%	2/15/28	18	17
	Kilroy Realty LP	4.750%	12/15/28	22	22
	Kimco Realty OP LLC	4.250%	4/1/45	8	7
	Mid-America Apartments LP	5.000%	3/15/34	99	100
[8]	MPT Operating Partnership LP	8.500%	2/15/32	40	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omega Healthcare Investors Inc.	3.625%	10/1/29	698	665
[8]	Park Intermediate Holdings LLC	7.000%	2/1/30	2	2
[8]	Pebblebrook Hotel LP	6.375%	10/15/29	5	5
	Prologis LP	1.750%	2/1/31	100	87
	Prologis LP	5.000%	3/15/34	105	105
	Realty Income Corp.	5.125%	2/15/34	300	303
	Regency Centers LP	5.250%	1/15/34	200	203
[8]	RHP Hotel Properties LP	6.500%	6/15/33	20	20
	Sabra Health Care LP	3.900%	10/15/29	4	4
	Sabra Health Care LP	3.200%	12/1/31	408	364
	Service Properties Trust	5.500%	12/15/27	10	10
	Service Properties Trust	8.375%	6/15/29	16	17
	Simon Property Group LP	1.750%	2/1/28	6	6
	Simon Property Group LP	3.800%	7/15/50	241	178
[8]	Starwood Property Trust Inc.	6.000%	4/15/30	20	20
[8]	Starwood Property Trust Inc.	6.500%	10/15/30	35	36
[5,10]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	200	145
	Weyerhaeuser Co.	6.950%	10/1/27	92	97
[8]	XHR LP	4.875%	6/1/29	5	5
[8]	XHR LP	6.625%	5/15/30	10	10
					20,676
Technology (2.3%)
	Autodesk Inc.	5.300%	6/15/35	1,120	1,139
	Automatic Data Processing Inc.	4.750%	5/8/32	4,395	4,459
[8]	Broadcom Inc.	1.950%	2/15/28	90	85
[8]	Broadcom Inc.	4.000%	4/15/29	400	395
	Broadcom Inc.	4.750%	4/15/29	1,721	1,743
	Broadcom Inc.	5.050%	7/12/29	1,600	1,638
[8]	Broadcom Inc.	3.469%	4/15/34	372	332
[8]	Broadcom Inc.	3.187%	11/15/36	910	754
[8]	Broadcom Inc.	4.926%	5/15/37	100	97
[8]	Broadcom Inc.	3.750%	2/15/51	860	643
[8]	CACI International Inc.	6.375%	6/15/33	20	21
	CDW LLC	5.100%	3/1/30	160	161
[8]	Central Parent Inc.	7.250%	6/15/29	60	49
[8]	Central Parent LLC	8.000%	6/15/29	30	25
	Cisco Systems Inc.	5.300%	2/26/54	200	194
	Cisco Systems Inc.	5.350%	2/26/64	120	116
[8]	Cloud Software Group Inc.	6.500%	3/31/29	80	81
[8]	Cloud Software Group Inc.	8.250%	6/30/32	5	5
	Dell Inc.	6.500%	4/15/38	270	288
	Dell International LLC	6.100%	7/15/27	250	258
	Dell International LLC	5.250%	2/1/28	1,600	1,639
	Dell International LLC	5.400%	4/15/34	585	596
	Dell International LLC	8.350%	7/15/46	8	10
[8]	Diebold Nixdorf Inc.	7.750%	3/31/30	7	7
[8]	Ellucian Holdings Inc.	6.500%	12/1/29	15	15
[8]	Fair Isaac Corp.	6.000%	5/15/33	60	61
[10]	Fiserv Funding ULC	3.500%	6/15/32	200	235
[10]	Fiserv Funding ULC	4.000%	6/15/36	136	160
	Fiserv Inc.	5.450%	3/15/34	1,100	1,125
	Fiserv Inc.	4.400%	7/1/49	920	753
[8]	Foundry JV Holdco LLC	5.500%	1/25/31	250	256
[8]	Foundry JV Holdco LLC	6.150%	1/25/32	1,110	1,167
[8]	Foundry JV Holdco LLC	5.900%	1/25/33	430	446
[8]	Foundry JV Holdco LLC	6.100%	1/25/36	7,032	7,283
[8]	Foundry JV Holdco LLC	6.200%	1/25/37	3,800	3,949
[8]	Gen Digital Inc.	6.250%	4/1/33	30	31
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	4,325	4,330
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	932	927
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	1,236	1,231
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	1,000	970
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	261	276
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,133	1,162
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	3,945	3,640
	HP Inc.	3.400%	6/17/30	229	215
	Intel Corp.	4.000%	8/5/29	400	392
	Intel Corp.	2.450%	11/15/29	2,982	2,727
	Intel Corp.	3.900%	3/25/30	400	388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.000%	8/12/31	318	273
	Intel Corp.	5.200%	2/10/33	1,493	1,506
	Intel Corp.	4.100%	5/19/46	400	300
	Intel Corp.	3.734%	12/8/47	1,774	1,249
	Intel Corp.	3.050%	8/12/51	420	250
	Intel Corp.	5.700%	2/10/53	1,235	1,148
	Intel Corp.	5.600%	2/21/54	2,224	2,038
	Intel Corp.	3.100%	2/15/60	1,880	1,052
	Intel Corp.	3.200%	8/12/61	600	340
	Intel Corp.	5.900%	2/10/63	20	19
[8]	McAfee Corp.	7.375%	2/15/30	26	25
	Motorola Solutions Inc.	5.200%	8/15/32	2,590	2,634
	Oracle Corp.	4.800%	8/3/28	1,740	1,768
[5]	Oracle Corp.	4.200%	9/27/29	1,479	1,468
	Oracle Corp.	3.900%	5/15/35	780	703
	Oracle Corp.	3.850%	7/15/36	300	264
	Oracle Corp.	3.800%	11/15/37	400	342
	Oracle Corp.	6.500%	4/15/38	690	750
	Oracle Corp.	4.000%	7/15/46	400	308
	Oracle Corp.	6.900%	11/9/52	1,250	1,390
	Oracle Corp.	5.550%	2/6/53	400	376
	Oracle Corp.	6.000%	8/3/55	605	604
	Oracle Corp.	5.500%	9/27/64	668	608
	Paychex Inc.	5.350%	4/15/32	580	595
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/31	10	10
[8]	SS&C Technologies Inc.	5.500%	9/30/27	10	10
	Synopsys Inc.	4.650%	4/1/28	2,000	2,020
	Synopsys Inc.	5.150%	4/1/35	870	877
	Synopsys Inc.	5.700%	4/1/55	2,110	2,097
[8]	UKG Inc.	6.875%	2/1/31	45	47
	Western Digital Corp.	4.750%	2/15/26	22	22
	Western Digital Corp.	2.850%	2/1/29	8	7
	Workday Inc.	3.800%	4/1/32	500	470
					72,044
Utilities (2.5%)
	AEP Texas Inc.	5.450%	5/15/29	120	124
	AEP Transmission Co. LLC	5.375%	6/15/35	540	552
	AEP Transmission Co. LLC	3.800%	6/15/49	240	179
	Alabama Power Co.	5.850%	11/15/33	220	234
	Ameren Corp.	1.750%	3/15/28	300	280
	Ameren Corp.	5.000%	1/15/29	2,970	3,024
	Ameren Corp.	3.500%	1/15/31	355	335
	Ameren Corp.	5.375%	3/15/35	200	201
[5]	Appalachian Power Co.	4.500%	3/1/49	400	323
	Atmos Energy Corp.	5.000%	12/15/54	1,240	1,126
	Black Hills Corp.	6.000%	1/15/35	450	467
[5]	Buffalo Energy Mexico Holdings	7.875%	2/15/39	200	206
[8]	Calpine Corp.	4.500%	2/15/28	20	20
[8]	Calpine Corp.	4.625%	2/1/29	15	15
	CenterPoint Energy Inc.	5.400%	6/1/29	372	385
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	5	5
[8]	Clearway Energy Operating LLC	3.750%	2/15/31	20	18
[5]	Colbun SA	3.950%	10/11/27	355	349
	Commonwealth Edison Co.	5.900%	3/15/36	215	229
	Commonwealth Edison Co.	5.300%	2/1/53	300	285
[5]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	210	179
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	320	319
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,500	1,020
	Consumers Energy Co.	5.050%	5/15/35	2,280	2,297
	Dominion Energy Inc.	5.000%	6/15/30	760	776
[5]	Dominion Energy Inc.	4.350%	8/15/32	400	384
	Dominion Energy Inc.	5.450%	3/15/35	1,240	1,251
	Dominion Energy Inc.	4.700%	12/1/44	1,450	1,242
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	129	127
	DTE Electric Co.	5.850%	5/15/55	1,800	1,846
[5]	DTE Energy Co.	3.400%	6/15/29	400	384
	DTE Energy Co.	5.850%	6/1/34	350	366
	Duke Energy Carolinas LLC	4.950%	1/15/33	500	508
	Duke Energy Carolinas LLC	3.750%	6/1/45	455	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	3.700%	12/1/47	150	113
	Duke Energy Corp.	4.300%	3/15/28	35	35
	Duke Energy Corp.	4.850%	1/5/29	175	178
	Duke Energy Corp.	2.550%	6/15/31	1,924	1,715
	Duke Energy Corp.	4.500%	8/15/32	900	881
	Duke Energy Corp.	3.750%	9/1/46	400	296
	Duke Energy Corp.	5.800%	6/15/54	100	98
	Duke Energy Florida LLC	3.400%	10/1/46	500	358
	Duke Energy Florida LLC	6.200%	11/15/53	500	532
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,450	1,166
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	98
	Edison International	5.450%	6/15/29	350	346
[5,10]	Enel Finance International NV	4.500%	2/20/43	347	414
	Entergy Arkansas LLC	5.450%	6/1/34	1,420	1,462
	Entergy Arkansas LLC	3.350%	6/15/52	330	221
	Evergy Kansas Central Inc.	4.700%	3/13/28	1,450	1,466
	Exelon Corp.	3.350%	3/15/32	820	756
	Exelon Corp.	4.450%	4/15/46	400	332
	Exelon Corp.	4.700%	4/15/50	660	557
	Exelon Corp.	5.600%	3/15/53	50	48
	Exelon Corp.	5.875%	3/15/55	2,850	2,846
[5]	FirstEnergy Corp.	3.400%	3/1/50	500	339
[5]	Georgia Power Co.	4.750%	9/1/40	100	93
	Jersey Central Power & Light Co.	5.100%	1/15/35	780	779
[5]	Kallpa Generacion SA	4.125%	8/16/27	338	335
	MidAmerican Energy Co.	5.300%	2/1/55	370	351
	National Grid plc	5.418%	1/11/34	300	308
	Nevada Power Co.	6.250%	5/15/55	550	548
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	1,630	1,667
	NiSource Inc.	5.250%	3/30/28	900	921
	NiSource Inc.	5.200%	7/1/29	360	370
	NiSource Inc.	5.400%	6/30/33	480	492
	NiSource Inc.	5.350%	4/1/34	1,179	1,200
	NiSource Inc.	4.800%	2/15/44	1,450	1,282
	NiSource Inc.	4.375%	5/15/47	150	124
	NiSource Inc.	5.000%	6/15/52	500	441
	NiSource Inc.	5.850%	4/1/55	2,070	2,051
	Northern States Power Co.	2.900%	3/1/50	600	391
	Northern States Power Co.	5.650%	5/15/55	2,060	2,058
[8]	NRG Energy Inc.	5.750%	7/15/29	20	20
[8]	NRG Energy Inc.	6.250%	11/1/34	10	10
	Pacific Gas & Electric Co.	6.100%	1/15/29	2,088	2,163
	Pacific Gas & Electric Co.	4.200%	3/1/29	70	68
	Pacific Gas & Electric Co.	5.550%	5/15/29	1,460	1,483
	Pacific Gas & Electric Co.	2.500%	2/1/31	700	608
	Pacific Gas & Electric Co.	5.800%	5/15/34	60	60
	Pacific Gas & Electric Co.	4.500%	7/1/40	678	564
	Pacific Gas & Electric Co.	3.300%	8/1/40	408	292
	Pacific Gas & Electric Co.	4.750%	2/15/44	90	73
	Pacific Gas & Electric Co.	6.750%	1/15/53	50	50
	Pacific Gas & Electric Co.	6.150%	3/1/55	300	281
[8]	Pattern Energy Operations LP	4.500%	8/15/28	2	2
	Pinnacle West Capital Corp.	4.900%	5/15/28	840	851
[8]	PSEG Power LLC	5.200%	5/15/30	4,525	4,620
	Public Service Co. of Colorado	5.350%	5/15/34	400	406
	Public Service Electric & Gas Co.	4.850%	8/1/34	190	190
	Public Service Enterprise Group Inc.	5.200%	4/1/29	240	247
[8]	Saavi Energia Sarl	8.875%	2/10/35	1,242	1,292
	San Diego Gas & Electric Co.	5.550%	4/15/54	240	231
	Sempra	6.625%	4/1/55	1,900	1,829
	Southern California Edison Co.	4.875%	2/1/27	700	704
	Southern California Edison Co.	5.300%	3/1/28	455	461
	Southern California Edison Co.	5.250%	3/15/30	530	535
	Southern California Edison Co.	5.450%	6/1/31	410	418
	Southern California Edison Co.	5.200%	6/1/34	200	194
	Southern California Edison Co.	4.650%	10/1/43	800	646
	Southern California Edison Co.	4.000%	4/1/47	510	367
[5]	Southern California Edison Co.	4.125%	3/1/48	100	73
[5]	Southern California Gas Co.	3.950%	2/15/50	110	82
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	810	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	310	317
	Tampa Electric Co.	4.900%	3/1/29	200	204
[8]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	1,520	1,546
	Union Electric Co.	3.900%	4/1/52	750	571
	Union Electric Co.	5.125%	3/15/55	430	398
[5,10]	United Utilities Water Finance plc	3.750%	5/23/34	375	441
[5,11]	United Utilities Water Finance plc	5.250%	1/22/46	300	359
	Virginia Electric & Power Co.	5.000%	1/15/34	800	801
	Virginia Electric & Power Co.	5.150%	3/15/35	400	402
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	362	272
	Virginia Electric & Power Co.	2.450%	12/15/50	2,030	1,142
[5]	Virginia Electric & Power Co.	4.625%	5/15/52	75	63
	Virginia Electric & Power Co.	5.450%	4/1/53	1,180	1,122
	Virginia Electric & Power Co.	5.700%	8/15/53	600	592
	Virginia Electric & Power Co.	5.550%	8/15/54	1,540	1,489
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	15	15
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	15	16
[11]	Yorkshire Water Finance plc	1.750%	11/26/26	805	1,054
[5,11]	Yorkshire Water Finance plc	2.750%	4/18/41	300	263
					77,767
Total Corporate Bonds (Cost $861,961)					870,942
Floating Rate Loan Interests (0.0%)
[9]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	35	34
[9]	Bausch + Lomb Corp. First Lien Term Loan B, TSFR12M + 4.250%	8.035%	12/17/30	5	5
[9]	Beach Acquisition Bidco LLC First Lien Term Loan B, TSFR12M + 3.250%	7.316%	6/25/32	10	10
[9]	Sazerac Co. Inc. First Lien Term Loan B, TSFR12M + 3.000%	7.094%	6/24/32	55	55
Total Floating Rate Loan Interests (Cost $104)					104
Sovereign Bonds (15.6%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	530	546
[10]	Adif Alta Velocidad	3.125%	1/31/30	4,200	5,009
[10]	Adif Alta Velocidad	3.625%	4/30/35	5,200	6,166
[10]	Aeroports de Paris SA	2.750%	6/5/28	1,000	1,185
	African Development Bank	4.500%	6/12/35	6,863	6,963
[5,10]	Arab Republic of Egypt	4.750%	4/16/26	1,055	1,248
[5]	Asian Development Bank	4.125%	5/30/30	16,000	16,198
	Asian Infrastructure Investment Bank	4.500%	5/21/35	10,663	10,870
[5,8]	Baiterek National Managing Holding JSC	5.450%	5/8/28	1,700	1,719
[5,12]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	600	632
[5,10,12]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	116	141
[5,12]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	200	202
[5]	Bermuda	3.717%	1/25/27	2,438	2,406
[5]	Bermuda	4.750%	2/15/29	320	321
[5,8]	BNG Bank NV	4.625%	6/4/35	14,804	15,082
[10]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/28	13,900	16,388
[5,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,514	1,584
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,038	1,086
[10]	Cassa Depositi e Prestiti SpA	3.250%	6/17/33	4,400	5,137
[5,8]	Central American Bank for Economic Integration	4.750%	1/24/28	8,000	8,131
[10]	City of Madrid Spain	3.360%	10/31/35	11,720	13,668
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	133	135
	Corp. Andina de Fomento	4.125%	6/30/28	4,175	4,182
	Corp. Andina de Fomento	5.000%	1/24/29	290	298
	Corp. Andina de Fomento	5.000%	1/22/30	7,897	8,141
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	4,174	4,090
[5,8,13]	Dexia SA	4.750%	1/24/30	2,070	2,118
[5]	Dominican Republic	5.950%	1/25/27	313	316
[5]	Dominican Republic	6.000%	7/19/28	4,500	4,566
[5]	Dominican Republic	5.500%	2/22/29	500	497
[5,8]	Dominican Republic	6.950%	3/15/37	1,919	1,955
	Ecopetrol SA	8.625%	1/19/29	500	528
	Ecopetrol SA	4.625%	11/2/31	201	169
	Ecopetrol SA	7.750%	2/1/32	578	567
[5]	Empresa Nacional del Petroleo	3.450%	9/16/31	450	401
[5,10]	European Union	3.375%	10/4/39	3,159	3,684
[10]	European Union	3.750%	10/12/45	4,445	5,251
[5,10]	European Union	0.300%	11/4/50	7,180	3,854
[5,10]	European Union	0.700%	7/6/51	4,830	2,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	8,118	9,609
[8,10]	Hellenic Republic	3.375%	6/15/34	4,294	5,144
[8,10]	Hellenic Republic	3.625%	6/15/35	4,915	5,956
[8,10]	Hellenic Republic	4.375%	7/18/38	1,868	2,374
[10]	Hellenic Republic	4.200%	1/30/42	1,140	1,411
[8,10]	Hellenic Republic	4.125%	6/15/54	1,959	2,300
[5,14]	Japan	0.400%	3/20/50	1,093,300	4,550
[5,14]	Japan	1.200%	6/20/53	84,200	406
[5,14]	Japan	2.200%	6/20/54	84,200	514
[5,14]	Japan	2.400%	3/20/55	889,250	5,659
[5,8]	Japan Finance Organization for Municipalities	4.375%	4/2/30	6,730	6,807
[15]	Japan International Cooperation Agency	4.250%	5/22/30	4,270	4,307
[10]	Junta de Andalucia	3.250%	10/31/33	1,470	1,743
[10]	Junta de Andalucia	3.300%	4/30/35	5,800	6,784
[5]	Kingdom of Belgium	4.875%	6/10/55	388	351
[5]	Kingdom of Morocco	2.375%	12/15/27	1,700	1,602
[5,8]	Kingdom of Saudi Arabia	5.125%	1/13/28	2,650	2,692
[8,10]	Kingdom of Spain	3.200%	10/31/35	4,764	5,598
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	237	241
[5,8]	KSA Sukuk Ltd.	5.250%	6/4/27	540	548
[5,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	2,006	2,047
[10,16]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/30	1,300	1,549
[5,8]	OCP SA	6.100%	4/30/30	763	773
[5]	Oman Government Bond	4.750%	6/15/26	6,340	6,331
[8,10]	OMERS Finance Trust	3.250%	1/28/35	3,739	4,384
[8,10]	Ontario Teachers' Finance Trust	2.850%	12/4/31	9,521	11,168
[5]	Paraguay Government Bond	4.700%	3/27/27	3,314	3,308
[5]	Paraguay Government Bond	4.950%	4/28/31	1,000	994
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	425	421
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,474	2,519
	Petroleos Mexicanos	6.875%	10/16/25	441	440
	Petroleos Mexicanos	4.500%	1/23/26	3,757	3,705
	Petroleos Mexicanos	6.875%	8/4/26	575	575
	Petroleos Mexicanos	6.500%	3/13/27	1,565	1,555
	Petroleos Mexicanos	8.750%	6/2/29	4,923	5,098
	Petroleos Mexicanos	6.750%	9/21/47	583	422
[10]	Province of Quebec	3.250%	5/22/35	7,633	8,966
[8,10]	Queensland Treasury Corp.	3.250%	5/21/35	6,260	7,371
[5,10]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	3,200	3,746
[8,10]	Republic of Albania	4.750%	2/14/35	1,892	2,226
[5,10]	Republic of Bulgaria	3.500%	5/7/34	4,110	4,886
[5,10]	Republic of Bulgaria	4.125%	5/7/38	3,375	4,041
[5]	Republic of Chile	2.750%	1/31/27	7,719	7,520
[5]	Republic of Chile	3.240%	2/6/28	5,600	5,443
[5]	Republic of Chile	2.450%	1/31/31	5,050	4,509
[5]	Republic of Colombia	3.000%	1/30/30	560	484
[5]	Republic of Colombia	3.125%	4/15/31	1,930	1,585
[5]	Republic of Colombia	8.500%	4/25/35	1,850	1,925
[5]	Republic of Colombia	5.200%	5/15/49	2,500	1,674
[5]	Republic of Colombia	8.375%	11/7/54	1,260	1,199
[5]	Republic of Guatemala	4.375%	6/5/27	1,700	1,671
[5]	Republic of Guatemala	6.050%	8/6/31	1,500	1,525
[5]	Republic of Hungary	6.125%	5/22/28	6,200	6,396
[5,10]	Republic of Hungary	5.375%	9/12/33	800	1,014
[10]	Republic of Iceland	2.625%	5/27/30	7,571	8,927
[5,10]	Republic of Iceland	3.500%	3/21/34	3,355	4,076
[5,10]	Republic of Indonesia	3.375%	7/30/25	100	118
[5]	Republic of Indonesia	5.250%	1/15/30	5,240	5,431
[5]	Republic of Italy	1.250%	2/17/26	5,000	4,908
[10]	Republic of Latvia	2.875%	5/21/30	7,208	8,516
[5,8]	Republic of Latvia	5.125%	7/30/34	3,500	3,496
[5,10]	Republic of Lithuania	3.500%	7/3/31	264	320
[5]	Republic of Panama	3.160%	1/23/30	1,500	1,352
[5]	Republic of Paraguay	5.000%	4/15/26	340	340
[5]	Republic of Peru	2.392%	1/23/26	4,501	4,434
	Republic of Peru	2.844%	6/20/30	270	247
[5]	Republic of Peru	2.783%	1/23/31	7,397	6,635
[5]	Republic of Poland	4.875%	2/12/30	1,125	1,146
[5]	Republic of South Africa	5.875%	9/16/25	4,298	4,299
[5]	Republic of South Africa	4.300%	10/12/28	387	374

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]		Republic of South Africa	4.850%	9/30/29	3,420	3,294
[5,8]		Republic of South Africa	7.950%	11/19/54	880	839
		Republic of the Philippines	3.229%	3/29/27	671	658
		Republic of the Philippines	5.170%	10/13/27	200	204
		Republic of the Philippines	1.950%	1/6/32	370	314
		Republic of the Philippines	5.250%	5/14/34	200	204
[5]		Republic of Turkiye	7.125%	2/12/32	2,734	2,739
[5]		Republic of Turkiye	4.875%	4/16/43	453	319
[5]		Republic of Turkiye	5.750%	5/11/47	403	302
[5]		Saudi Arabian Oil Co.	1.625%	11/24/25	200	198
[5,10]		Serbia International Bond	3.125%	5/15/27	760	890
[5,10]		Serbia International Bond	1.000%	9/23/28	550	597
[5,10]		Serbia International Bond	1.500%	6/26/29	1,240	1,331
[5]		Serbia International Bond	2.125%	12/1/30	790	668
[10]		Slovakia Government Bond	3.750%	2/27/40	8,377	9,802
[5,17]		Southern Gas Corridor CJSC	6.875%	3/24/26	6,312	6,391
[5,10]		State of Israel	5.000%	10/30/26	3,429	4,146
[5,10]		State of Israel	1.500%	1/18/27	340	390
[5]		State of Israel	5.375%	3/12/29	715	728
[5]		State of Israel	5.375%	2/19/30	1,360	1,389
[5,10,13]		UNEDIC ASSEO	3.375%	11/25/33	6,100	7,318
[11]		United Kingdom	4.375%	7/31/54	10,364	12,342
[11]		United Kingdom	5.375%	1/31/56	991	1,384
		United Mexican States	4.150%	3/28/27	1,200	1,194
[5]		United Mexican States	2.659%	5/24/31	1,940	1,679
[5,7]		United Mexican States	5.850%	7/2/32	18,185	18,436
[5]		United Mexican States	4.875%	5/19/33	1,180	1,115
[5]		United Mexican States	6.875%	5/13/37	8,825	9,215
[10]		Ville de Paris	3.750%	5/25/40	5,500	6,441
Total Sovereign Bonds (Cost $468,452)						487,510
Taxable Municipal Bonds (0.1%)
		Los Angeles CA Department of Water & Power Revenue (Cost $1,883)	6.574%	7/1/45	1,835	1,928
					Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[18]		Vanguard Market Liquidity Fund (Cost $25,957)	4.355%		259,600	25,957
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/26	3.000%	60,900	310
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/25	3.500%	7,300	56
						366
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/25	4.000%	7,300	56
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/26	5.900%	15,300	12
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/26	4.300%	10,100	255
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/26	4.440%	4,000	64

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/26	4.830%	14,400	164
					551
Total Options Purchased (Cost $1,061)					917
Total Investments (101.7%) (Cost $3,147,276)					3,180,969
Other Assets and Liabilities—Net (-1.7%)					(53,652)
Net Assets (100%)					3,127,317
Cost is in $000.
1	Securities with a value of $202 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $1,819 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $8,026 have been segregated as initial margin for open futures contracts.
4	Securities with a value of $6,465 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $388,374, representing 12.4% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Guaranteed by the Republic of Poland.
13	Guaranteed by the Republic of France.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Government of Japan.
16	Guaranteed by the Republic of Hungary.
17	Guaranteed by the Republic of Azerbaijan.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/26	2.250%	91,350	(159)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.205% Annually	DBAG	1/29/35	4.205%	2,200	(181)
					(340)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.205% Annually	DBAG	1/29/35	4.205%	2,200	(204)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/26	4.900%	15,300	(62)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.780% Annually	GSI	9/11/25	3.780%	5,300	(207)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/26	3.940%	2,000	(87)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/26	5.830%	14,400	(30)
					(590)
Total Options Written (Premiums Received $1,063)					(930)
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	671	139,584	373
10-Year U.S. Treasury Note	September 2025	161	18,052	33
Euro-Schatz	September 2025	138	17,434	(1)
Long U.S. Treasury Bond	September 2025	178	20,553	430
Ultra 10-Year U.S. Treasury Note	September 2025	228	26,053	13
Ultra Long U.S. Treasury Bond	September 2025	176	20,966	392
				1,240

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(321)	(34,989)	(8)
10-Year Government of Canada Bond	September 2025	(111)	(9,945)	(28)
10-Year Japanese Government Bond	September 2025	(27)	(26,065)	(93)
Euro-Bobl	September 2025	(326)	(45,190)	119
Euro-Bund	September 2025	(695)	(106,551)	577
Euro-Buxl	September 2025	(297)	(41,541)	550
Euro-OAT	September 2025	(66)	(9,628)	43
Long Gilt	September 2025	(9)	(1,149)	(26)
Mini 10-Year Japanese Government Bond	September 2025	(54)	(5,216)	(21)
				1,113
				2,353

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/17/25	EUR	24,233	USD	28,085	611	—
State Street Bank & Trust Co.	9/17/25	EUR	1,101	USD	1,282	21	—
Barclays Bank plc	9/17/25	JPY	22,498	USD	156	1	—
Wells Fargo Bank N.A.	9/17/25	USD	64	CAD	87	—	—
Barclays Bank plc	9/17/25	USD	120,785	EUR	105,134	—	(3,704)
JPMorgan Chase Bank, N.A.	9/17/25	USD	118,585	EUR	103,000	—	(3,377)
UBS AG	9/17/25	USD	19,076	EUR	16,368	—	(306)
State Street Bank & Trust Co.	9/17/25	USD	4,576	EUR	3,945	—	(95)
Toronto-Dominion Bank	9/17/25	USD	1,272	EUR	1,104	—	(35)
State Street Bank & Trust Co.	9/17/25	USD	19,454	GBP	14,365	—	(275)
Wells Fargo Bank N.A.	9/17/25	USD	11,828	JPY	1,692,451	—	(29)
State Street Bank & Trust Co.	9/17/25	USD	153	JPY	21,846	—	—
UBS AG	9/17/25	USD	138	JPY	20,007	—	(2)
Toronto-Dominion Bank	9/17/25	USD	79	JPY	11,316	—	—
State Street Bank & Trust Co.	9/17/25	USD	110	MXN	2,114	—	(2)
						633	(7,825)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S44-V1	6/20/30	USD	40,100	(1.000)	(899)	(105)
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	9,498	(5.000)	(1,059)	(231)
						(336)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Kering SA/NR	6/20/30	GSI	900[2]	1.000	(9)	(2)	—	(7)
Republic of Turkiye/B1	6/20/27	BANA	2,463	1.000	(41)	(58)	17	—
					(50)	(60)	17	(7)

Credit Protection Purchased
Republic of Colombia	6/20/30	BANA	1,776	(1.000)	92	93	—	(1)
United Mexican States	6/20/30	BARC	12,415	(1.000)	36	213	—	(177)
					128	306	—	(178)
					78	246	17	(185)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $497 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/12/27	N/A	3,899,420[1]	0.477[2]	(0.945)[3]	(123)	(123)
6/16/27	N/A	3,933,110[1]	0.477[2]	(0.906)[3]	(102)	(102)
6/24/27	N/A	13,516[4]	1.921[5]	(1.766)[3]	3	2
6/24/27	N/A	11,776[6]	3.681[3]	(4.217)[7]	19	19
6/25/27	N/A	31,770[8]	3.610[3]	(4.450)[9]	68	68
6/18/28	6/18/27[10]	62,090[8]	3.458[3]	(0.000)[9]	149	149
6/25/28	N/A	42,950[8]	4.450[9]	(3.515)[3]	(137)	(137)
12/20/28	12/17/25[10]	17,612[11]	2.457[12]	(0.000)[13]	(20)	(20)
12/20/28	12/17/25[10]	17,612[11]	2.509[12]	(0.000)[13]	(1)	(1)
11/30/29	9/2/25[10]	39,145[8]	3.441[3]	(0.000)[9]	134	134
11/30/29	9/2/25[10]	39,145[8]	3.365[3]	(0.000)[9]	—	—
6/25/30	N/A	13,340[8]	3.538[3]	(4.450)[9]	69	69
6/18/31	6/18/26[10]	17,230[8]	0.000[9]	(3.625)[3]	(186)	(187)
2/15/35	9/2/25[10]	19,400[8]	0.000[9]	(3.727)[3]	(119)	(119)
2/15/35	9/2/25[10]	19,400[8]	0.000[9]	(3.660)[3]	—	—

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/10/35	9/10/25[10]	7,400[4]	2.381[3]	(0.000)[5]	(90)	(62)
12/18/55	12/18/25[10]	1,140[8]	4.035[3]	(0.000)[9]	27	29
					(309)	(281)
1 Notional amount denominated in Japanese yen.
2 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
3 Interest payment received/paid annually.
4 Notional amount denominated in euro.
5 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
6 Notional amount denominated in British pound.
7 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
8 Notional amount denominated in U.S. dollar.
9 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
10 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
11 Notional amount denominated in Canadian dollar.
12 Interest payment received/paid semi-annually.
13 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2025, counterparties had deposited in segregated accounts securities with a value of $113,000 and cash of $100,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at June 30, 2025.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,500,154	—	1,500,154
Asset-Backed/Commercial Mortgage-Backed Securities	—	293,457	—	293,457
Corporate Bonds	—	870,942	—	870,942
Floating Rate Loan Interests	—	104	—	104
Sovereign Bonds	—	487,510	—	487,510
Taxable Municipal Bonds	—	1,928	—	1,928
Temporary Cash Investments	25,957	—	—	25,957
Options Purchased	—	917	—	917
Total	25,957	3,155,012	—	3,180,969

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,530	—	—	2,530
Forward Currency Contracts	—	633	—	633
Swap Contracts	470[1]	17	—	487
Total	3,000	650	—	3,650
Liabilities
Options Written	—	(930)	—	(930)
Futures Contracts[1]	(177)	—	—	(177)
Forward Currency Contracts	—	(7,825)	—	(7,825)
Swap Contracts	(1,087)[1]	(185)	—	(1,272)
Total	(1,264)	(8,940)	—	(10,204)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.